UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Walnut Street, Suite 2500, Cincinnati, Ohio 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
Summit Investment Partners, Inc.
312 Walnut Street, Suite 2500
Cincinnati, Ohio 45202
(Name and address of agent for service)

(513) 632-1600
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2007

Date of reporting period:  March 31, 2007

Item 1. Report to Stockholders.

Summit Mutual Funds

Semiannual Report

Summit Apex Series

March 31, 2007

SUMMIT MUTUAL FUNDS

Summit Mutual Funds, Inc. – Apex Series SEMIANNUAL REPORT – TABLE OF CONTENTS

Message from the President	1
Fund Expenses	2

Portfolio Managers’ Reports and Financial Statements:
Nasdaq-100 Index Fund	3
Everest Fund	10
Bond Fund	16
Short-term Government Fund	25
High Yield Bond Fund	31
Money Market Fund	38
Large Cap Growth Fund	45

Notes to Financial Statements	50

Important Considerations About Investing in Summit Mutual Funds

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling 1-877-546-FUND, or on the Funds’ website at www.summitfunds.com, or on the Securities and Exchange Commission’s website at www.sec.gov.

This Fund files a complete Schedule of Investments in Securities with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Fund’s and the SEC’s website. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of shareholders and is not authorized for distribution to prospective purchasers of shares unless it is preceded or accompanied by an effective prospectus for Summit Mutual Funds, Inc.

Mutual fund investing involves risk. Principal loss is possible.

The Short-term Government Fund, Money Market Fund, High Yield Bond Fund, and Bond Fund invest in debt securities. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments by the High Yield Bond Fund and Bond Fund in lower-rated and non-rated securities present a greater risk of loss of principal and interest than higher-rated securities.

An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Because the Nasdaq-100 Index Fund has expenses, and the Nasdaq-100 Index does not, the Fund may be unable to replicate precisely the performance of the Index. While the Fund remains small, it may have a greater risk that its performance will not match that of the Index.

All indexes listed in the report are unmanaged, and are not available for direct investment.

The Manager Comments provided in this report reflect the opinions of the Fund’s Portfolio Managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Summit Mutual Funds, Inc. MESSAGE FROM THE PRESIDENT

We are pleased to send you Summit Mutual Funds’ 2007 Semiannual Report for the six-month period ended March 31, 2007. We welcome new and thank existing investors in the Summit Funds. We are also pleased to introduce a new, Large Cap Growth Fund to our line-up. We strive to help you reach your financial goals.

Financial markets performed well over the last six months, providing positive returns in all of the major domestic stock and bond indexes. International equities, as measured by the EAFE International Index, outperformed the U.S. domestic market over the past year. In the fixed income arena, high yield indexes outperformed the broader investment grade fixed income indexes, such as the Lehman Aggregate Bond Index. Both indexes provided positive returns, but investors showed a clear preference for higher risk, higher yielding bonds over the last six months.

While the economy is slowing, corporate profits have remained healthy and interest rates have remained steady at relatively low levels, providing a nice backdrop for financial assets. After consistently growing at a faster pace for the last few years, Gross Domestic Product (GDP) grew at an annual rate of only 1.3% in the first quarter of 2007. Economic indicators continue to provide mixed signals about the future pace of economic growth in the U.S., and the consensus view continues to be that the economy will grow at a sub par rate of 1% to 3% in 2007. While there are clearly pockets of weakness in areas such as housing and the subprime lending market, other areas of the economy remain strong. In addition, economic growth rates remain strong in foreign markets, especially China and India. Combined with a weakening dollar, this bodes well for U.S. exporters and producers of commodities. Commodity prices remain high, causing some level of concern about the current and future level of inflation.

The Federal Reserve Bank (Fed) remained on hold during the last six month period, keeping the Fed Funds rate at 5.25%. Fed Chairman Bernanke believes that he can engineer a soft landing where economic growth continues and inflationary pressures abate. So far, so good. However, the Fed has made it clear that it is still uncomfortable with the core rate of inflation above 2%. The direction and timing of the next Fed move remains data dependent, but most market participants believe that the next move will be downward, sometime in the next 12 months.

For the six-month period ended March 31st, the large cap S&P 500 Index advanced 7.38%, the S&P MidCap 400 Index improved 13.19% and the small cap Russell 2000 Index rose 11.02%. Mid cap and small cap stocks outperformed large cap stocks during the period, which has been a fairly consistent theme over the last several years. Other market sectors such as the large cap growth Nasdaq-100 Index gained 7.44%, while the international EAFE Index (in U.S. dollars and net of foreign taxes) climbed 14.85%. International stocks again outperformed U.S. domestic stocks, which has been a recurring theme over the last several years.

“Maintain the proper perspective (and) have realistic expectations . . .”

Fixed income markets provided positive returns over the last six months, as well. Intermediate interest rates were mostly unchanged, with the 10 year Treasury yield rising 0.02% and the 2 year Treasury rate declining 0.11%. The yield curve remains relatively flat, with the 2 year Treasury rate at 4.57% at March 31, 2007 and the 10 year rate at 4.64%. Inverted yield curves do not stay inverted forever, and historically have signaled a slowdown in economic growth. It is therefore not surprising to see first quarter GDP come in at lower levels than previous quarters. In this environment, the Lehman Aggregate Bond Index provided a positive return of 2.76% over the last six months. The high yield market provided an even higher return of 7.05% as measured by the Merrill Lynch High Yield Master II Index during the same period, as investors clearly preferred higher risk, higher return assets over the last six months.

“Proper diversification of your investments . . . is an important component of achieving your long-term investment goals.”

Looking out over the balance of 2007, economic forecasts project an economy with slow growth, with pockets of strength and weakness. Corporate profitability is projected to grow, albeit at a slower pace. The interest rate environment appears to be benign, with rates remaining range bound at relatively low levels. This environment is expected to continue until there is more definitive data on the future direction of the economy, economic growth and the rate of inflation.

Our message remains the same as we go through 2007. Maintain the proper perspective, have realistic expectations and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. Concepts such as asset allocation and portfolio rebalancing are critical. Proper diversification of your investments, both within and across asset sectors, is an important component of achieving your long-term investment goals. Summit Mutual Funds provides a solid foundation for diversified investment planning with choices across equity and fixed income styles.

Thank you for choosing Summit Funds and for the trust that you have placed in us.

Best regards,

Steven R. Sutermeister
President

1

Summit Mutual Funds, Inc. – Apex Series 2007 SEMIANNUAL REPORT – FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the Example do not reflect transactional costs. If transactional costs were included, your costs would have been higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

Actual Expenses
The first section of the table below provides information about actual account values and actual net expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, net of fee waivers and expense reimbursements, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses cannot be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The information below is net of any applicable fee waivers and/or expense reductions, which lower expenses and increase performance. Please note that the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				Expenses Paid
	Beginning	Ending	Annualized	During Period
	Account Value	Account Value	Expense	October 1, 2006 to
Fund	October 1, 2006	March 31, 2007	Ratio	March 31, 2007

Based on Actual Return
Nasdaq-100 Index Fund	$1,000.00	$1,070.50	0.65%	$3.36*
Everest Fund Class I	1,000.00	1,100.00	0.91%	4.76*
Everest Fund Class A	1,000.00	1,098.70	1.16%	6.07*
Bond Fund Class I	1,000.00	1,035.00	0.74%	3.75*
Bond Fund Class A	1,000.00	1,014.30	0.99%	1.61**
Short-term Government Fund Class I	1,000.00	1,023.80	0.73%	3.68*
Short-term Government Fund Class A	1,000.00	1,010.50	0.98%	1.59**
High Yield Bond Fund Class I	1,000.00	1,052.30	1.20%	6.14*
High Yield Bond Fund Class A	1,000.00	1,011.20	1.45%	2.36**
Money Market Fund	1,000.00	1,024.60	0.45%	2.27*

Based on Hypothetical Return
(5% return before expenses)
Nasdaq-100 Index Fund	$1,000.00	$1,021.69	0.65%	$3.28*
Everest Fund Class I	1,000.00	1,020.39	0.91%	4.58*
Everest Fund Class A	1,000.00	1,019.15	1.16%	5.84*
Bond Fund Class I	1,000.00	1,021.24	0.74%	3.73*
Bond Fund Class A	1,000.00	1,020.00	0.99%	4.99*
Short-term Government Fund Class I	1,000.00	1,021.29	0.73%	3.68*
Short-term Government Fund Class A	1,000.00	1,020.04	0.98%	4.94*
High Yield Bond Fund Class I	1,000.00	1,018.95	1.20%	6.04*
High Yield Bond Fund Class A	1,000.00	1,017.70	1.45%	7.29*
Money Market Fund	1,000.00	1,022.69	0.45%	2.27*

*	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 59/365 (to reflect the period February 1, 2007 - March 31, 2007, the Fund’s commencement of operations date to the end of the period) to reflect the Fund’s actual expenses.

2

Summit Mutual Funds, Inc. – Apex Series NASDAQ-100 INDEX FUND

Summit Nasdaq-100 Index Fund - Average Annual Total Return
1-Y ear	5-Year	Since Inception
3.84%	3.60%	-9.85%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Fund Data

Managers:	Gary R. Rodmaker Nick J. Kotsonis Kevin P. Aug
Inception Date:	December 28, 1999
Total Net Assets:	$18.0 Million
Number Of Equity Holdings:	100
Median Cap Size:	$9,534 Million
Dividend Yield:	0.43%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Apple, Inc. Microsoft Corp. Qualcomm, Inc. Google, Inc. - Class A Cisco Systems, Inc. Oracle Corp. Intel Corp. Comcast Corp. Gilead Sciences, Inc. eBay, Inc.	7.1% 6.0% 5.4% 4.1% 3.5% 2.5% 2.5% 2.4% 2.2% 2.1%

“Nasdaq” and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use of The Index, or any data include therein.

3

Summit Mutual Funds, Inc. – Apex Series NASDAQ-100 INDEX FUND

Objective – Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the “Index”).

Strategy – The Nasdaq-100 Index Fund (the “Fund”) will attempt to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before expenses and the total return of the Index.

Managers’ Comments:
For the period ended March 31, 2007, the Summit Nasdaq-100 Index Fund’s total return for Class I shares was 7.05% (after waivers and reimbursements). This compares to a 7.44% total return for the Nasdaq-100 Index. The difference of 0.39% is referred to as “tracking error” and is largely attributed to the Fund’s operating expenses. These expenses represent the Fund’s costs for advisory, administration, accounting, custody and other services. The remaining difference can be caused by a number of factors, including the timing and size of shareholder subscriptions and redemptions into and out of the Fund, broker’s commissions or other trading costs, and holding security positions in amounts that are different than the weightings in the Index, among others. While an exact replication of the capitalization weightings of securities in the Index is not feasible, the Fund’s objectives and strategies call for a correlation of at least 95% between the Fund’s pre-expense total return and that of the Index. The Fund achieved this level of correlation for the period presented.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

4

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	For the Six Months
	Ended March 31,
	(Unaudited)			Fiscal Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$21.68		$21.09	$18.71	$17.35	$11.18	$15.85
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.01		0.05 (3)	0.16	(0.07)	(0.04)	(0.03)
Net realized and unrealized gains / (losses)	1.51		0.61	2.31	1.43	6.21	(4.64)
Total from Investment Activities	1.52		0.66	2.47	1.36	6.17	(4.67)
DISTRIBUTIONS:
Net investment income	(0.06)		(0.07)	(0.09)	—	—	—
Total Distributions	(0.06)		(0.07)	(0.09)	—	—	—
Net asset value, end of period	$23.14		$21.68	$21.09	$18.71	$17.35	$11.18
Total return	7.05%		3.08%	13.20%	7.84%	55.19%	-29.46%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets – net(1)	0.65	%(2)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets – gross	1.24	%(2)	1.09%	1.13%	1.13%	1.38%	1.35%
Ratio of net investment income / (loss) to
average net assets	0.13	%(2)	0.25%	0.79%	-0.33%	-0.33%	-0.17%
Portfolio turnover rate	9.89%		12.89%	10.60%	4.92%	7.68%	1.94%
Net assets, end of period (000’s)	$18,005		$15,644	$17,040	$16,874	$15,847	$6,426

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(2)	Annualized.
(3)	Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

5

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	NASDAQ-100 INDEX FUND

March 31, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 96.2%
Consumer Discretionary - 18.1%
Amazon.Com, Inc. (a)	3,145	$125,140
Apollo Group, Inc. - Class A (a)(c)	2,001	87,844
Bed Bath & Beyond, Inc. (a)	4,353	174,860
Comcast Corp. (a)	16,533	429,031
Discovery Holding Co. (a)(c)	2,720	52,034
eBay, Inc. (a)	11,664	386,662
EchoStar Communications Corp. - Class A (a)	2,449	106,360
Expedia, Inc. (a)(c)	3,414	79,136
Garmin Ltd. (c)	2,291	124,058
IAC/InterActiveCorp (a)	3,393	127,950
Lamar Advertising Co. - Class A (a)	923	58,121
Liberty Global, Inc. (a)	2,305	75,904
Liberty Media Corp. - Interactive (a)	6,855	163,286
PetSmart, Inc. (c)	1,536	50,627
Ross Stores, Inc.	1,572	54,077
Sears Holdings Corporation (a)	1,838	331,134
Sirius Satellite Radio, Inc. (a)(c)	18,114	57,965
Staples, Inc.	5,502	142,172
Starbucks Corp. (a)	11,932	374,187
Virgin Media, Inc. (c)	4,036	101,909
Wynn Resorts Ltd. (c)	1,269	120,377
XM Satellite Radio Holdings, Inc. - Class A (a)(c)	3,607	46,602
		3,269,436
Consumer Staples - 1.2%
Costco Wholesale Corp.	2,721	146,498
Whole Foods Market, Inc.	1,575	70,639
		217,137
Energy - 0.2%
Patterson-UTI Energy, Inc. (c)	1,807	40,549
Health Care - 13.0%
Amgen, Inc. (a)	6,215	347,294
Amylin Pharmaceuticals, Inc. (a)(c)	1,443	53,910
Biogen Idec, Inc. (a)	4,252	188,704
Biomet, Inc.	3,776	160,442
Celgene Corp. (a)(c)	4,276	224,319
Dentsply International, Inc.	1,669	54,660
Express Scripts, Inc. (a)	1,382	111,555
Genzyme Corp. (a)	3,774	226,516
Gilead Sciences, Inc. (a)	5,228	399,942
Intuitive Surgical, Inc. (a)(c)	426	51,789
MedImmune, Inc. (a)(c)	2,906	105,749
Patterson Companies, Inc. (a)	1,525	54,122
Sepracor, Inc. (a)(c)	1,222	56,982
Teva Pharmaceutical Industries Ltd. - ADR (c)	6,938	259,689
Vertex Pharmaceuticals, Inc. (a)(c)	1,513	42,425
		2,338,098
Industrials - 4.4%
C.H. Robinson Worldwide, Inc.	1,954	93,303
Cintas Corp.	2,189	79,023
Expeditors International Washington, Inc.	2,401	99,209
Fastenal Co. (c)	1,651	57,868
Joy Global, Inc. (c)	1,228	52,681
Monster Worldwide, Inc. (a)	1,575	74,608
Paccar, Inc.	3,180	233,412

	SHARES	VALUE
Industrials - 4.4% (Continued)
Ryanair Holdings PLC - ADR (a)(c)	1,328	$59,481
UAL Corp. (a)(c)	934	35,651
		785,236
Information Technology - 57.2%
Activision, Inc. (a)	2,860	54,168
Adobe Systems, Inc. (a)	6,585	274,594
Akamai Technologies, Inc. (a)	1,762	87,959
Altera Corp. (a)	5,731	114,563
Apple, Inc. (a)	13,731	1,275,747
Applied Materials, Inc.	8,253	151,195
Autodesk, Inc. (a)	2,753	103,513
BEA Systems, Inc. (a)	4,155	48,156
Broadcom Corp. - Class A (a)	4,935	158,265
Cadence Design Systems, Inc. (a)(c)	3,349	70,530
CDW Corp.	935	57,437
Check Point Software Technologies (a)	2,541	56,613
Checkfree Corp. (a)(c)	952	35,310
Cisco Systems, Inc. (a)	24,653	629,391
Citrix Systems, Inc. (a)	2,451	78,506
Cognizant Technology Solutions Corp. - Class A (a)	1,589	140,261
Dell, Inc. (a)	9,547	221,586
Electronic Arts, Inc. (a)	3,570	179,785
Fiserv, Inc. (a)	2,437	129,307
Flextronics International Ltd. (a)(c)	7,532	82,400
Google, Inc. - Class A (a)	1,598	732,140
Infosys Technologies Ltd - ADR (c)	1,261	63,365
Intel Corp.	23,071	441,348
Intuit, Inc. (a)	4,930	134,885
Juniper Networks, Inc. (a)	4,247	83,581
Kla-Tencor Corp.	2,783	148,390
Lam Research Corp. (a)	1,672	79,152
Linear Technology Corp.	4,570	144,366
Logitech International S.A. (a)(c)	2,039	56,745
Marvell Technology Group Ltd. (a)	6,379	107,231
Maxim Integrated Products, Inc.	5,135	150,969
Microchip Technology, Inc.	2,052	72,908
Microsoft Corp. (e)	38,516	1,073,441
Network Appliance, Inc. (a)	4,467	163,135
Nvidia Corp. (a)	3,990	114,832
Oracle Corp. (a)	24,686	447,557
Paychex, Inc.	4,130	156,403
Qualcomm, Inc.	22,830	973,928
Research In Motion Ltd. (a)	2,122	289,632
SanDisk Corp. (a)(c)	2,383	104,375
Sun Microsystems, Inc. (a)	17,895	107,549
Symantec Corp. (a)	11,045	191,079
Telefonaktiebolaget LM Ericsson - ADR	1,351	50,109
Tellabs, Inc. (a)	2,850	28,215
VeriSign, Inc. (a)	2,617	65,739
Xilinx, Inc.	5,031	129,448
Yahoo!, Inc. (a)	7,450	233,111
		10,292,919
Materials - 0.3%
Sigma-Aldrich Corp.	1,449	60,163

The accompanying notes are an integral part of the financial statements.

6

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	SCHEDULE OF INVESTMENTS

	SHARES	VALUE
Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)(c)	16,944	$103,359
Millicom International Cellular S.A. (a)(c)	1,112	87,136
NII Holdings, Inc. (a)	1,801	133,598
		324,093
TOTAL COMMON STOCKS
(Cost $12,555,013)		17,327,631

SHORT TERM INVESTMENTS (e) - 3.7%
Money Market Fund - 2.0%
Northern Institutional Diversified Assets Portfolio	367,407	367,407

	PRINCIPAL
	AMOUNT	VALUE
U.S. Treasury Bills - 1.7%
4.933%, 06/14/2007	$300,000	$297,025
TOTAL SHORT TERM
INVESTMENTS (Cost $664,370)		664,432
Total Investments
(Cost $13,219,383) (b) - 99.9%		17,992,063
Northern Institutional Liquid
Assets Portfolio (d) - 9.6%		1,733,730
Liabilities in Excess of Other Assets - (9.5)%		(1,720,330)
TOTAL NET ASSETS - 100.0%		$18,005,463

ADR American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $13,486,529 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $5,339,170, and ($833,636), respectively, with a net appreciation / (depreciation) of $4,505,534.

(c)	All or a portion of the security is out on loan.
(d)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $1,920,334, $1,733,730, and $238,556, respectively.

(e)
Securities and other assets with an aggregate value of  $680,485 have been segregated with the custodian or designated to cover margin requirements for the following open futures contracts as of  March 31, 2007:

		Unrealized
		Appreciation/
Type	Contracts	(Depreciation)
Nasdaq 100 E-Mini (06/07)	19	$17,442

The accompanying notes are an integral part of the financial statements.

7

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	NASDAQ-100 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$17,992,063
Collateral for securities loaned,
at fair value	1,733,730
Receivables:
Shares sold	6,695
Interest and dividends	4,956
Variation margin	1,045
Receivable from adviser	12,295
Prepaid expenses and other	16,324
19,767,108
LIABILITIES
Payables:
Payable upon return of securities loaned	1,733,730
Professional fees	9,457
Fund accounting fees	4,361
Custodian fees	3,079
Directors’ fees	53
Other accrued expenses	10,965
1,761,645
NET ASSETS*
Paid-in capital	25,584,033
Accumulated undistributed net
investment income / (loss)	10,464
Accumulated net realized gain / (loss)	(12,379,156)
on investments and futures contracts
Net unrealized appreciation / (depreciation)
on investments and futures contracts	4,790,122
$18,005,463
Investments at cost	$13,219,383
Shares authorized - Class I ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$18,005,463	777,959	$23.14

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Undistributed ordinary income	$42,703
	Post October Capital Loss Carryforward	$(855,877)
Capital Loss Carryforward
Expiring September 30:
2009	2010	2012	2013	2014
$(3,158,440)	$(2,454,653)	$(1,364,110)	$(1,719,950)	$(2,359,145)

STATEMENT OF OPERATIONS
For the six months ended March 31, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$5,540
Dividends	58,718
Foreign dividend taxes withheld
(183)
Other income	1,754
65,829
EXPENSES
Advisory fees	29,634
Transfer agent fees	17,801
Registration fees	16,660
Professional fees	10,790
Fund accounting fees	10,279
Administration fees	8,467
Custodian fees	5,751
Royalty fee	2,243
Directors’ fees	1,146
Shareholder reporting fees	595
12b-1 fees - Class A (1)	332
Other expenses	1,623
105,321
Reimbursements and waivers	(49,956)
55,365
NET INVESTMENT INCOME / (LOSS)	10,464

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(177,898)
Net realized gain / (loss) on
futures contracts	(21,937)
(199,835)
Net change in unrealized
appreciation / (depreciation) on
investments and futures contracts	1,321,367
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	1,121,532
NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$1,131,996

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.65%	$49,956

(1)	Effective February 28, 2007 the Nasdaq-100 Index Fund converted its
Class A shares into Class I shares. Class A shares no longer exist.

The accompanying notes are an integral part of the financial statements.

8

Summit Mutual Funds, Inc. – Apex Series
NASDAQ-100 INDEX FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal Year
	Ended March 31,	Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$10,464	$42,705
Net realized gain / (loss) on investments and futures	(199,835)	(902,593)
Net change in unrealized appreciation / (depreciation)
on investments and futures contracts	1,321,367	1,321,046
	1,131,996	461,158
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(42,315)	(56,989)
Class A (1)
Net investment income	(388)	(285)
	(42,703)	(57,274)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	4,178,716	4,338,298
Reinvestment of distributions	42,311	56,984
Payments for shares redeemed	(3,696,102)	(6,191,574)
Transfer in from Class A (1)	750,651	—
	1,275,576	(1,796,292)
Class A
Proceeds from shares sold	526,589	73,328
Reinvestment of distributions	388	285
Payments for shares redeemed	(36,384)	(67,780)
Transfer out to Class I (1)	(750,651)	—
	(260,058)	5,833
NET INCREASE / (DECREASE) IN NET ASSETS	2,104,811	(1,386,575)
NET ASSETS
Beginning of period	15,900,652	17,287,227
End of period	$18,005,463	$15,900,652
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$10,464	$42,703

FUND SHARE TRANSACTIONS CLASS I
Sold	180,828	200,560
Reinvestment of distributions	1,807	2,610
Redeemed	(159,048)	(289,473)
Transfer in from Class A (1)	32,608	—
Net increase / (decrease) from fund share transactions	56,195	(86,303)
FUND SHARE TRANSACTIONS Class A
Sold	22,485	3,513
Reinvestment of distributions	17	13
Redeemed	(1,568)	(3,394)
Transfer out to Class I (1)	(32,851)	—
Net increase / (decrease) from fund share transactions	(11,917)	132

TOTAL COST OF PURCHASES OF:
Common Stocks	$2,198,205	$2,032,570
	$2,198,205	$2,032,570

Common Stocks	$1,626,051	$2,431,155
	$1,626,051	$2,431,155

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$42,703	$57,274
	$42,703	$57,274

(1)	Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares.
Class A shares no longer exist.

The accompanying notes are an integral part of the financial statements.

9

Summit Mutual Funds, Inc. – Apex Series EVEREST FUND

Summit Everest Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
17.53%	8.49%	9.62%

Summit Everest Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
10.50%	6.96%	8.46%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to July 1, 2002, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	James R. McGlynn Yvonne M. Bishop
Inception Date:	December 29, 1999
Total Net Assets:	$105.9 Million
Number Of Equity Holdings:	60
Median Cap Size:	$44,885 Million
Average Price-to-earnings Ratio:	13.8x
Average Price-to-book Ratio:	2.13x
Dividend Yield:	0.43%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Devon Energy Corp. ConocoPhillips Motorola, Inc. Chevron Corp. Citigroup, Inc. Genworth Financial, Inc. - Class A Tribune Co. Capital One Financial Corp. Gannett Co, Inc. Duke Energy Corporation	2.4% 2.4% 2.3% 2.3% 2.2% 2.2% 2.1% 2.1% 2.1% 2.1%

10

Summit Mutual Funds, Inc. – Apex Series EVEREST FUND

Objective – Seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. Current income is a secondary objective.

Strategy – The Everest Fund (the “Fund”) seeks special opportunities in securities that are selling at discount from theoretical price/earnings ratios and that seem capable of recovering from their temporarily out-of-favor status (a “value” investment style).

Managers’ Comments:
The Everest Fund’s Class I shares’ total return performance for the six months ended March 31, 2007 was 10.00% versus 9.34% for the Russell 1000 Value Index (the “Index”) and 7.38% for the Standard & Poor’s 500 Stock Index.

The Federal Reserve (Fed) last raised the federal funds rate in June 2006, to a high of 5.25%. For perspective, this rate had been lowered to 1% in June 2003 and was subsequently increased seventeen times by 0.25% each time. There is constant chatter among analysts that: a) the economy is slowing and rates will be cut by mid-year 2007, or b) inflation is heating up and the economy is too strong so that rates will have to be increased. From the Fed’s perspective that is about as good as it gets - not growing too fast and not too much inflation. The Fed appears to be closely monitoring two major indicators of consumer spending (automobile and home sales) for any signs of weakness caused by higher interest rates or energy prices. The Fed previously had hinted that the federal funds rate could rise to the 3-5% range to retard inflation and possibly cool growth, and we are now above the upper end of that boundary. In addition to the Fed tightening, the financial markets have tightened rates by curtailing subprime mortgage borrowers. This double punch should slow consumer spending.

There appear to be several cross currents driving the markets. One is the weakening housing sector hurt by the inability of some to obtain financing from the tightening subprime market. Another is the influence of private equity investors acquiring companies and leveraging their assets. Then there is the concern about the inverted yield curve. Long-term fixed income investors have believed for some time that short-tem interest rates will drop and therefore have accepted lower long-term rates. Something has to give- either short-term rates will drop or bond prices will have to decline to provide higher long-term yields. Another conundrum concerns inflation, and how it is measured and reported. Some economists eschew including food and energy prices in their analysis because they increase volatility; unfortunately most consumers have had a hard time avoiding paying these higher prices. So the battle is joined between weakening housing values versus ever-rising food/energy costs.

The Fund’s top three contributors to performance during the period were Financial Services, Consumer Staples, and Consumer Discretionary. A significant underweight in Financial Services at 24% vs. 36% for the Index was maintained as we believe the Index concentration is too high. This underweighting, along with superior stock selection, led to relative outperformance in an underperforming sector. This sector was hurt by market fears about sub-prime lending. Positive returns were attributed to good sub-sector and stock selection in the Consumer Staples sector. Unilever was a top contributor to return as it benefited from private equity buyout rumors. The portfolio also lacked exposure to the underperforming Household Products and Soft Drinks sub-sectors. Finally, good sub-sector selection in Consumer Discretionary drove returns with holdings in Rental Cars, Consumer Electronics, and Media providing two of the top ten contributors to total return (Avis Budget Group and Sony Corp).

The portfolio’s top three detractors to performance were the Utilities, Energy, and Autos & Transports sectors. An underweighting of Utilities, along with poor stock selection was a drag on relative return as the sector outperformed the Index. Energy detracted from performance mainly due to a holding in Royal Dutch Shell that dropped in value as it increased capital expenditures amid flat volumes to spur long-term production growth. Finally, poor sub-sector positioning in the Autos & Transports sector affected returns due to an overweighting in Air Transport and the lack of exposure to Railroads and Auto Trucks & Parts. Holdings in FedEx underperformed amidst growing concerns of a slowing economy.

Summit Everest Fund will continue to invest in companies that are temporarily out of favor and pare those that reach full valuation in the current economic environment of continued growth and more restrictive monetary policy.

11

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	EVEREST FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Fiscal Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$63.81		$61.56	$58.15	$49.88	$39.85	$54.35
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.44	(2)	0.96 (2)	0.90	0.80	0.74	0.74
Net realized and unrealized gains / (losses) 5.90	5.90		8.13	6.97	8.27	10.13	(11.12)
Total from Investment Activities	6.34		9.09	7.87	9.07	10.87	(10.38)
DISTRIBUTIONS:
Net investment income	(0.99)		(0.65)	(0.79)	(0.80)	(0.80)	(0.53)
Net realized gains	(3.51)		(6.19)	(3.67)	—	(0.04)	(3.59)
Total Distributions	(4.50)		(6.84)	(4.46)	(0.80)	(0.84)	(4.12)
Net asset value, end of period	$65.65		$63.81	$61.56	$58.15	$49.88	$39.85
Total return	10.00%		16.13%	13.96%	18.29%	27.63%	-21.24%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	0.91	%(1)	0.92%	0.97%	0.97%	0.98%	0.96%
Ratio of net investment income / (loss)
to average net assets	1.34	%(1)	1.59%	1.51%	1.46%	1.64%	1.33%
Portfolio turnover rate (3)	23.38%		54.89%	63.46%	73.43%	58.23%	66.74%
Net assets, end of period (000’s)	$99,319		$80,383	$65,755	$61,042	$48,821	$42,194

	Class A
	For the Six Months						Period from
	Ended March 31,						July 1, 2002(5)
	(Unaudited)		Fiscal Year Ended September 30,				to September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$63.25		$61.14	$58.62	$50.34	$39.84	$49.73
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.35	(2)	0.80 (2)	1.26	0.66	0.61	0.15
Net realized and unrealized gains / (losses) 5.84	5.84		8.09	6.46	8.35	10.22	(10.04)
Total from Investment Activities	6.19		8.89	7.72	9.01	10.83	(9.89)
DISTRIBUTIONS:
Net investment income	(0.87)		(0.59)	(1.53)	(0.73)	(0.29)	—
Net realized gains	(3.51)		(6.19)	(3.67)	—	(0.04)	—
Total Distributions	(4.38)		(6.78)	(5.20)	(0.73)	(0.33)	—
Net asset value, end of period	$65.06		$63.25	$61.14	$58.62	$50.34	$39.84
Total return (4)	9.87%		15.87%	13.65%	17.99%	27.32%	-19.89%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.16	%(1)	1.17%	1.22%	1.22%	1.23%	1.24	%(1)
Ratio of net investment income / (loss)
to average net assets	1.09	%(1)	1.34%	1.03%	1.17%	1.39%	1.37	%(1)
Portfolio turnover rate (3)	23.38%		54.89%	63.46%	73.43%	58.23%	66.74%
Net assets, end of period (000’s)	$6,574		$2,903	$875	$16	$5	$4

(1)	Annualized.
(2)	Per share amounts are based on average shares outstanding.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Total return calculations do not include any sales charges.
(5)	Commencement of operations.

The accompanying notes are an integral part of the financial statements.

12

Summit Mutual Funds, Inc. – Apex Series
EVEREST FUND	SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 94.4%
Consumer Discretionary - 12.9%
CBS Corporation - Class B	41,474	$1,268,690
Gannett Co, Inc.	38,800	2,184,052
Home Depot, Inc.	53,500	1,965,590
Honda Motor Co. Ltd. - ADR	25,900	903,133
News Corp. - Class B	43,900	1,074,233
Sony Corp. - ADR	26,200	1,322,838
Time Warner, Inc.	67,600	1,333,072
Tribune Co.	70,500	2,263,755
Viacom, Inc. - Class B (a)	31,674	1,302,118
		13,617,481
Consumer Staples - 6.2%
Altria Group, Inc.	22,400	1,966,944
CVS Corp.	40,500	1,382,670
Unilever NV - ADR	55,700	1,627,554
Wal-Mart Stores, Inc.	33,600	1,577,520
		6,554,688
Energy - 13.9%
Chevron Corp.	32,406	2,396,748
ConocoPhillips	36,954	2,525,806
Devon Energy Corp.	37,100	2,568,062
Exxon Mobil Corp.	17,200	1,297,740
Nabors Industries Ltd. (a)	70,900	2,103,603
Royal Dutch Shell PLC - ADR	26,600	1,763,580
Spectra Energy Corp.	80,824	2,123,246
		14,778,785
Financials - 23.7%
AllianceBernstein Holding LP	22,000	1,947,000
The Allstate Corp.	23,000	1,381,380
Bank of America Corp.	39,792	2,030,188
The Bank of New York Co., Inc.	36,500	1,480,075
Berkshire Hathaway, Inc. (a)	245	891,800
Capital One Financial Corp.	29,000	2,188,340
Citigroup, Inc.	45,000	2,310,300
Countrywide Financial Corp.	33,200	1,116,848
Fifth Third Bancorp	42,300	1,636,587
Genworth Financial, Inc. - Class A	65,200	2,278,088
Hartford Financial Services Group, Inc.	10,900	1,041,822
JPMorgan Chase & Co.	31,464	1,522,228
Legg Mason, Inc.	21,500	2,025,515
Morgan Stanley	14,000	1,102,640
New York Community Bancorp, Inc.	60,700	1,067,713
Travelers Companies, Inc.	20,600	1,066,462
		25,086,986
Health Care - 5.9%
GlaxoSmithKline PLC - ADR	38,500	2,127,510
Pfizer, Inc.	78,800	1,990,488
UnitedHealth Group, Inc.	39,700	2,102,909
		6,220,907
Industrials - 11.2%
3M Co.	25,900	1,979,537
Caterpillar, Inc.	16,900	1,132,807
FedEx Corp.	17,700	1,901,511
General Electric Co.	47,600	1,683,136

	SHARES	VALUE
Industrials - 11.2% (Continued)
Honeywell International, Inc.	33,800	$1,556,828
Ingersoll-Rand Co. Ltd. - Class A	37,900	1,643,723
Tyco International Ltd.	61,300	1,934,015
		11,831,557
Materials - 3.7%
The Dow Chemical Co.	23,500	1,077,710
EI Du Pont de Nemours & Co.	19,600	968,828
Newmont Mining Corp.	44,700	1,876,953
		3,923,491
Technology - 6.3%
Cisco Systems, Inc. (a)	44,500	1,136,085
International Business Machines Corp.	10,100	952,026
Motorola, Inc.	136,100	2,404,887
Nokia OYJ - ADR	94,800	2,172,816
		6,665,814
Utilities - 10.6%
AT&T, Inc.	47,100	1,857,153
Citizens Communications Co.	70,300	1,050,985
Dominion Resources, Inc.	12,200	1,082,994
Duke Energy Corporation	107,248	2,176,062
The Southern Co.	40,800	1,495,320
Sprint Nextel Corp.	82,100	1,556,616
Verizon Communications, Inc.	53,900	2,043,888
		11,263,018
TOTAL COMMON STOCKS
(Cost $86,701,102)		99,942,727

SHORT TERM INVESTMENTS - 5.9%
Northern Institutional Diversified Assets Portfolio	6,233,679	6,233,679
TOTAL SHORT TERM INVESTMENTS
(Cost $6,233,679)		6,233,679
Total Investments
(Cost $92,934,781) (b) - 100.3%		106,176,406
Liabilities in Excess of Other Assets - (0.3)%		(282,773)
TOTAL NET ASSETS - 100.0%		$105,893,633

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	For federal income tax purposes, cost is $92,980,074 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $14,701,180 and
($1,504,848), respectively, with a net appreciation / (depreciation) of $13,196,332.

The accompanying notes are an integral part of the financial statements.

13

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	EVEREST FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$106,176,406
Receivables:
Shares sold	39,808
Interest and dividends	159,225
Prepaid expenses and other	13,159
106,388,598
LIABILITIES
Payables:
Shares redeemed	395,028
Advisory fees	57,239
Administration fees	8,944
Fund accounting fees	7,590
Professional fees	11,853
12b-1 fees	1,968
Custodian fees	1,553
Directors’ fees	85
Other accrued expenses	10,705
494,965
NET ASSETS*
Paid-in capital	89,623,066
Accumulated undistributed net
investment income / (loss)	301,190
Accumulated net realized gain / (loss)
on investments and futures contracts	2,727,752
Net unrealized appreciation / (depreciation)
on investments	13,241,625
$105,893,633
Investments at cost	$92,934,781
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000
NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$99,319,340	1,512,968	$65.65
Class A	$6,574,293	101,042	$65.06
Class A maximum offering price per share
(net asset value plus sales charge of 5.75%
of offering price)			$69.03

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Undistributed ordinary income	$2,302,296
	Undistributed long-term gains	$3,759,340

STATEMENT OF OPERATIONS
For the six months ended March 31, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,106,748
Foreign dividend taxes withheld	(6,357)
1,100,391
EXPENSES
Advisory fees	313,632
Administration fees	49,005
Transfer agent fees	20,497
Fund accounting fees	16,437
Professional fees	22,986
Directors’ fees	6,900
12b-1 fees - Class A	5,537
Custodian fees	3,524
Shareholder reporting fees	1,700
Other expenses	10,621
450,839
NET INVESTMENT INCOME / (LOSS)	649,552

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	2,911,324
Net change in unrealized appreciation /
(depreciation) on investments	5,158,292

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	8,069,616
NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,719,168

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.64%	0.10%

The accompanying notes are an integral part of the financial statements.

14

Summit Mutual Funds, Inc. – Apex Series
EVEREST FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal Year
	Ended March 31,	Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$649,552	$1,152,406
Net realized gain / (loss) on investments	2,911,324	5,437,897
Net change in unrealized appreciation / (depreciation)
on investments	5,158,292	4,330,169
	8,719,168	10,920,472
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(1,386,540)	(696,479)
Net realized gain on investments	(4,945,799)	(6,582,347)
Class A
Net investment income	(42,835)	(11,177)
Net realized gain on investments	(173,103)	(117,031)
	(6,548,277)	(7,407,034)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	16,095,563	12,448,983
Reinvestment of distributions	6,321,707	7,275,015
Payments for shares redeemed	(5,555,568)	(8,483,868)
	16,861,702	11,240,130
Class A
Proceeds from shares sold	3,869,836	1,919,862
Reinvestment of distributions	177,053	127,861
Payments for shares redeemed	(471,579)	(145,468)
	3,575,310	1,902,255
NET INCREASE / (DECREASE) IN NET ASSETS	22,607,903	16,655,823
NET ASSETS
Beginning of period	83,285,730	66,629,907
End of period	$105,893,633	$83,285,730
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$301,190	$1,081,013

FUND SHARE TRANSACTIONS
Class I
Sold	240,450	205,063
Reinvestment of distributions	97,422	127,744
Redeemed	(84,604)	(141,309)
Net increase / (decrease) from fund share transactions	253,268	191,498
FUND SHARE TRANSACTIONS
Class A
Sold	59,647	31,794
Reinvestment of distributions	2,751	2,261
Redeemed	(7,244)	(2,477)
Net increase / (decrease) from fund share transactions	55,154	31,578
TOTAL COST OF PURCHASES OF:
Common Stocks	$31,723,400	$46,885,635
	$31,723,400	$46,885,635
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$22,057,913	$38,920,524
	$22,057,913	$38,920,524

*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,630,726	$707,656
Long-term capital gains	3,917,551	6,699,378
	$6,548,277	$7,407,034

The accompanying notes are an integral part of the financial statements.

15

Summit Mutual Funds, Inc. – Apex Series BOND FUND

Summit Bond Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
7.55%	5.75%	5.99%

Summit Bond Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
2.73%	4.57%	5.08%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	Gary R. Rodmaker Michael J. Schultz D. Scott Keller
Inception Date:	April 3, 2000
Total Net Assets:	$96.2 Million
Number Of Fixed Income Holdings:	153
Average Duration:	4.55 years
Average Maturity:	13.4 years
Weighted Average Maturity:	6.27 years
Average Credit Quality:	A1/A+
30-day SEC Yield - Class I:	4.84%
30-day SEC Yield - Class A:	4.40%

Quality Breakdown	Sector Allocations

(% of portfolio)
AAA AA A BBB BB B CCC	40% 6% 11% 23% 12% 7% 1%

16

Summit Mutual Funds, Inc. – Apex Series BOND FUND

Objective – Seeks a high level of current income, as is consistent with a reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds.

Strategy – Under normal circumstances, the Bond Fund (the “Fund”) will invest at least 80% of the value of its assets in fixed income securities. Further, the Fund normally will invest at least 75% of the value of its assets in publicly-traded straight debt securities which have a rating within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade debt securities or convertible debt securities.

Managers’ Comments:
The Summit Bond Fund Class I shares had a total return of 3.50% for the six-month period ending March 31, 2007 compared to a total return of 2.76% for the Lehman Brothers Aggregate Index (the “Index”).

Most of the Fund’s favorable performance during the period is attributable to the Fund’s exposure to the high yield sector, which returned 7.05% (as measured by the Merrill Lynch High Yield Master II Index). The Fund maintained an approximate 13% exposure to high yield securities while the Index includes no exposure. High yield securities benefited from the market’s seemingly insatiable appetite for credit risk, as evidenced by average credit spreads (the premium that high yield bond issuers pay over risk-free Treasury Security rates) tightening by more than 0.50% during the period. The mortgage-backed sector also contributed positively to performance, led by agency mortgage-backed securities and non-agency CMOs. This sector’s strong performance was tempered somewhat by higher defaults and delinquencies in the subprime mortgage market, which negatively impacted securities secured by home equity loans. Investment grade corporate securities contributed only modestly to outperformance during the period, with average credit spreads remaining essentially unchanged during the period.

The market’s lack of consensus on the direction of the economy is best highlighted by the fluctuation in the yield on ten-year U.S. Treasury Securities. Despite just a 0.02% net increase in these yields in the six months ending March 31, 2007, the range during the period was almost 0.50%. Investors remain divided over whether the Federal Reserve Bank’s (Fed) next move will be to increase or decrease its target short-term interest rates. Those predicting an increase cite inflation numbers that exceed the Fed’s comfort zone. Those banking on a rate cut point to the drag on economic growth from the weak housing market and slowing business investment. For their part, the Fed remains solidly on the fence, perhaps indicating that no change in rates is imminent.

With the Fed on hold, demand for credit risk has been abundant. This is particularly true for bonds at the lower end of the credit quality spectrum. Surprisingly, this increased demand for risk has occurred during a period of heightened event risk. Leveraged buyout activity continues to set records. Companies are also engaging in other shareholder-friendly activities (e.g. stock repurchases and dividend increases) that are slowly eroding credit quality by effectively transferring value from bondholders to shareholders. Although overall corporate earnings have been very strong, we believe that corporate credit quality has plateaued, and in some cases is beginning to deteriorate. Companies have taken advantage of extremely favorable credit conditions, namely low interest rates and narrow credit spreads, by increasing debt without a prohibitive increase in financing costs.

Given the backdrop of a slowing economy, slower corporate earnings growth, relatively tight credit spreads, and heightened event risk, we are beginning to reduce the Fund’s long-standing overweight to corporate credit. We will continue to be very selective, favoring those companies committed to maintaining or improving their credit quality. We will continue to increase exposure to bonds with protective covenant language that either limits the amount of debt that the company may incur or allows us to “put” the bonds back to the company in the event of a change in control of the company. We believe this strategy will serve investors well in volatile periods.

17

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	BOND FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Fiscal Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$49.88		$50.18	$51.40	$51.73	$50.35	$51.45
INVESTMENT ACTIVITIES:
Net investment income / (loss)	1.28		2.59	2.47	2.44	3.34	3.10
Net realized and unrealized gains / (losses) 0.43	0.43		(0.44)	(1.15)	0.06	1.12	(0.98)
Total from Investment Activities	1.71		2.15	1.32	2.50	4.46	2.12
DISTRIBUTIONS:
Net investment income	(1.48)		(2.45)	(2.54)	(2.83)	(3.08)	(3.13)
Net realized gains	—		—	—	—	—	(0.09)
Total Distributions	(1.48)		(2.45)	(2.54)	(2.83)	(3.08)	(3.22)
Net asset value, end of period	$50.11		$49.88	$50.18	$51.40	$51.73	$50.35
Total return	3.50%		4.46%	2.64%	5.05%	9.22%	4.29%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	0.74	%(1)	0.71%	0.74%	0.72%	0.69%	0.71%
Ratio of net investment income / (loss) to
average net assets	5.07	%(1)	5.17%	4.82%	4.82%	6.53%	6.17%
Portfolio turnover rate(3)	45.38%		62.28%	46.97%	79.28%	125.15%	51.52%
Net assets, end of period (000’s)	$96,116		$94,666	$97,119	$92,148	$91,745	$103,505

	Class A
	Period from
	February 1, 2007(2)
	to March 31,
	(Unaudited)
	2007
Net asset value, beginning of period	$49.75
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.30
Net realized and unrealized gains / (losses)	0.41
Total from Investment Activities	0.71
DISTRIBUTIONS:
Net investment income	(0.16)
Total Distributions	(0.16)
Net asset value, end of period	$50.30
Total return(4)	1.43%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	0.99	%(1)
Ratio of net investment income / (loss) to
average net assets	4.82	%(1)
Portfolio turnover rate(3)	45.38%
Net assets, end of period (000’s)	$46

(1)	Annualized.
(2)	Commencement of operations.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

18

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 0.2%
Consumer Discretionary - 0.1%
Avado Brands, Inc. (a) (g )(i)	4,803	$57,636
Intermet Corp. (a) (g)	4,772	28,634
		86,270
Energy - 0.1%
Elk Horn Coal Co. LLC (a) (i)	196,350	91,460
TOTAL COMMON STOCKS
(Cost $258,107)		177,730
PREFERRED STOCKS - 0.4%
Consumer Discretionary - 0.4%
ION Media Networks, Inc. 14.25% Payment-in-Kind Dividend	43	341,151
TOTAL PREFERRED STOCKS
(Cost $290,025)		341,151

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 2.1%
America West Airlines, Inc. - AMBAC Insured
Series 2001-1, 7.100%, 10/02/2022	$601,380	$638,967
Asset Backed Funding Certificates
Series 2005-AQ1, 5.240%, 11/25/2034	400,000	381,117
Centex Home Equity
Series 2001-B, 7.360%, 07/25/2032	144,437	143,870
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (h) (i)	423,708	302,460
Residential Asset Mortgage Products, Inc.
Series 2003-RZ3, 4.120%, 06/25/2033	233,196	228,519
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	400,000	374,000
TOTAL ASSET BACKED SECURITIES
(Cost $2,125,152)		2,068,933

CORPORATE BONDS - 43.9%
Consumer Discretionary - 7.1%
Cox Communications, Inc.
5.450%, 12/15/2014	1,139,000	1,125,141
DaimlerChrysler North America Holding Corp.
6.500%, 11/15/2013 (e)	750,000	789,876
Echostar DBS Corporation
6.625%, 10/01/2014 (e)	375,000	377,344
General Motors Corp.
7.700%, 04/15/2016 (e)	150,000	139,500
Home Depot, Inc.
5.250%, 12/16/2013	350,000	347,578
Idearc, Inc.
8.000%, 11/15/2016 (b)	300,000	308,625
Intcomex, Inc.
11.750%, 01/15/2011	375,000	379,687
MDC Holdings, Inc.
5.500%, 05/15/2013	350,000	330,227
Mohawk Industries, Inc.
6.125%, 01/15/2016 (e)	575,000	577,064
NVR, Inc.
5.000%, 06/15/2010 (e)	490,000	484,275
R.H. Donnelley Corp.
6.875%, 01/15/2013	375,000	364,687

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 7.1% (Continued)
Radio One, Inc.
8.875%, 07/01/2011 (e)	$93,000	$95,906
TCI Communications, Inc.
8.750%, 08/01/2015	1,010,000	1,208,842
Yankee Acquisition Corp.
9.750%, 02/15/2017 (b) (e)	300,000	303,750
		6,832,502
Consumer Staples - 0.6%
Constellation Brands, Inc.
7.250%, 09/01/2016 (e)	375,000	379,687
Del Monte Corp.
6.750%, 02/15/2015 (e)	188,000	185,885
		565,572

Energy - 4.8%
Canadian Oil Sands Ltd.
5.800%, 08/15/2013 (b)	700,000	702,526
Chesapeake Energy Corp.
7.625%, 07/15/2013 (e)	125,000	132,812
6.625%, 01/15/2016 (e)	375,000	377,812
Complete Production Services
8.000%, 12/15/2016 (b) (e)	375,000	384,375
Elk Horn Coal Co. LLC
Class A - 6.500%, 01/01/2014 (i)	31,797	31,797
Class B - 6.500%, 01/01/2014 Payment-in-Kind Interest(i)	18,669	18,669
Nexen, Inc.
5.875%, 03/10/2035	100,000	93,807
Northwest Pipeline Corp.
8.125%, 03/01/2010	187,000	194,598
Peabody Energy Corp.
7.375%, 11/01/2016 (e)	200,000	210,500
Pemex Project Funding Master Trust
8.000%, 11/15/2011 (c) (e)	750,000	828,750
Plains All American Pipeline LP
4.750%, 08/15/2009	750,000	740,253
Range Resources Corp.
7.375%, 07/15/2013	175,000	178,719
7.500%, 05/15/2016 (e)	125,000	128,750
SemGroup LP
8.750%, 11/15/2015 (b) (e)	187,000	189,805
Tesoro Corp.
6.625%, 11/01/2015 (e)	375,000	379,688
		4,592,861

Financials - 16.1%
American Express Co.
6.800%, 09/01/2066 (c) (e)	770,000	820,006
AXA SA
5.362%, 02/06/2049 (c) (j)	1,050,000	908,744
Capital One Financial Corp.
5.700%, 09/15/2011	770,000	777,805
Colonial Realty LP
6.050%, 09/01/2016	770,000	786,170
ConocoPhillips Canada Funding Co.
5.300%, 04/15/2012 (e)	770,000	777,082
Ford Motor Credit Co.
5.800%, 01/12/2009	281,000	275,646
8.110%, 01/13/2012 (c) (e)	187,000	182,797
8.000%, 12/15/2016	94,000	90,451

The accompanying notes are an integral part of the financial statements.

19

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	BOND FUND

	PRINCIPAL
	AMOUNT	VALUE
Financials - 16.1% (Continued)
Genworth Financial, Inc.
6.150%, 11/15/2066 (c)	$500,000	$492,492
Health Care Property Investors, Inc.
5.650%, 12/15/2013	770,000	764,782
Health Care REIT, Inc.
8.000%, 09/12/2012	750,000	830,126
Host Marriott LP
6.750%, 06/01/2016	375,000	377,813
iStar Financial, Inc.
5.950%, 10/15/2013	770,000	779,399
Landsbanki Islands HF
6.100%, 08/25/2011 (b) (e)	770,000	790,199
Lincoln National Corp.
6.050%, 04/20/2017 (c)	760,000	742,678
Nationwide Health Properties, Inc.
6.000%, 05/20/2015	700,000	697,719
North Front Pass-through Trust
5.810%, 12/15/2024 (b) (c)	1,050,000	1,037,737
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b) (e)	175,000	180,688
Prime Property Fund, Inc.
5.500%, 01/15/2014 (b)	500,000	502,443
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	187,000	201,960
Rabobank Capital Funding Trust II
5.260%, 12/29/2049 (b) (c) (j)	750,000	729,713
Swiss Re Capital I
6.854%, 05/29/2049 (b) (c) (e) (j)	750,000	774,798
Vale Overseas Ltd.
6.250%, 01/23/2017	750,000	764,218
Ventas Realty LP
7.125%, 06/01/2015	113,000	118,367
WMC Finance USA (e)
5.125%, 05/15/2013	750,000	743,177
Xstrata Finance Canada Ltd.
5.800%, 11/15/2016 (b)	350,000	351,510
		15,498,520

Health Care - 0.3%
DaVita, Inc.
7.250%, 03/15/2015 (e)	94,000	95,058
Genesis Healthcare Corp.
8.000%, 10/15/2013	188,000	199,750
		294,808
Industrials - 3.7%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (b) (e)	75,000	77,062
Ametek, Inc.
7.200%, 07/15/2008	750,000	762,682
Aramark Corp.
8.500%, 02/01/2015 (b)	300,000	312,000
Caterpillar, Inc.
5.700%, 08/15/2016 (e)	770,000	785,613
DRS Technologies, Inc.
7.625%, 02/01/2018	93,000	96,720
Joy Global, Inc.
6.000%, 11/15/2016 (e)	750,000	755,382

	PRINCIPAL
	AMOUNT	VALUE
Industrials - 3.7% (Continued)
Raytheon Co.
5.500%, 11/15/2012	$770,000	$783,323
		3,572,782
Information Technology - 1.1%
Intuit, Inc.
5.750%, 03/15/2017	770,000	759,657
Iron Mountain, Inc.
8.750%, 07/15/2018 (e)	75,000	80,625
Western Union Co.
5.930%, 10/01/2016	250,000	250,537
		1,090,819

Materials - 3.9%
Boise Cascade LLC
8.235%, 10/15/2012 (c)	93,000	93,349
Consol Energy, Inc.
7.875%, 03/01/2012	60,000	63,900
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	300,000	324,375
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)	375,000	375,937
Lubrizol Corp.
7.250%, 06/15/2025	700,000	746,153
Lyondell Chemical Co.
8.250%, 09/15/2016	375,000	401,250
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	375,000	384,375
Reliance Steel & Aluminum Co.
6.850%, 11/15/2036 (b)	770,000	767,989
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (b)	300,000	293,250
Warnaco, Inc.
8.875%, 06/15/2013	300,000	318,375
		3,768,953

Telecommunication Services - 2.9%
America Movil SAB de CV
5.500%, 03/01/2014 (e)	750,000	741,910
Citizens Communications Co.
6.250%, 01/15/2013 (e)	375,000	372,188
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	375,000	386,250
Telefonica Emisones SAU
6.421%, 06/20/2016	770,000	803,667
TELUS Corp.
8.000%, 06/01/2011	450,000	492,851
		2,796,866
Utilities - 3.4%
The AES Corp.
9.375%, 09/15/2010	375,000	407,812
Calpine Corp.
9.875%, 12/01/2011 (b) (e) (h)	375,000	411,563
Edison Mission Energy
7.500%, 06/15/2013 (e)	375,000	387,188
Exelon Corp.
6.750%, 05/01/2011	770,000	802,134
FPL Group Capital, Inc.
6.350%, 10/01/2066 (c)	770,000	775,992

The accompanying notes are an integral part of the financial statements.

20

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Utilities - 3.4% (Continued)
Kern River Funding Corp.
6.676%, 07/31/2016 (b)	$112,549	$119,049
LCI International, Inc.
7.250%, 06/15/2007	188,000	188,470
Nevada Power Co.
6.500%, 04/15/2012	94,000	97,792
Sierra Pacific Power Co.
6.250%, 04/15/2012	94,000	96,897
		3,286,897
TOTAL CORPORATE BONDS
(Cost $41,905,053)		42,300,580

MORTGAGE BACKED SECURITIES - 32.1%
Banc of America Alternative Loan Trust
Series 2003-5, 5.000%, 07/25/2018	527,262	486,334
Series 2003-8, 4.750%, 10/25/2018	570,877	520,092
Banc of America Funding Corp.
Series 2004-4, 4.686%, 10/25/2019	261,948	245,900
Series 2003-2, 6.379%, 06/25/2032	606,970	617,595
Banc of America Mortgage Securities
Series 2003-10, 5.000%, 01/25/2019 (b)	451,386	437,140
Series 2004-3, 4.875%, 04/25/2019	168,183	157,119
Series 2004-7, 4.797%, 08/25/2019	362,008	344,663
Series 2005-6, 5.000%, 07/25/2020	364,757	354,859
Series 2003-5, 7.500%, 02/25/2031	404,542	432,588
Series 2003-8, 5.500%, 11/25/2033	155,335	154,791
Series 2004-4, 5.423%, 05/25/2034	1,023,875	976,166
Series 2004-6, 5.500%, 07/25/2034	700,504	696,223
Cendant Mortgage Corporation
Series 2002-11P, 5.502%, 12/25/2032 (b)	81,662	79,036
Chase Commercial Mortgage Securities Corp.
Series 97-2, 6.600%, 12/19/2029	1,982,000	1,992,188
Chase Mortgage Finance Corporation
Series 2002-S8, 5.466%, 08/25/2029 (b)	235,959	232,150
Citicorp Mortgage Securities, Inc.
Series 2003-10 A1, 4.500%, 11/25/2018	1,970,601	1,898,242
Series 2003-2 B4, 5.628%, 02/25/2033 (b)	1,369,070	1,240,568
Citigroup Mortgage Loan Trust, Inc.
Series 2005-5, 5.608%, 08/25/2035	295,694	274,022
Credit Suisse Mortgage Capital Corporation
Series 2006-4, 5.745%, 05/25/2036	733,733	709,749
Fannie Mae Pool
Pool #254190, 5.500%, 02/01/2009	543,155	546,146
Pool #254273, 5.000%, 03/01/2009	417,356	417,432
Pool #254340, 5.500%, 05/01/2012	308,713	309,917
Pool #545015, 6.000%, 06/01/2016	418,202	425,725
Pool #727360, 5.500%, 08/01/2018	2,119,510	2,129,173
Pool #481582, 6.500%, 02/01/2029	147,114	151,788
Series 2002-48B, 6.500%, 10/25/2031	1,698,001	1,708,278
First Horizon Alternative Mortgage Securities
Series 2005-FA11, 5.730%, 02/25/2036	445,482	410,941
Freddie Mac (Gold) Pool
Pool #M8-0866, 5.000%, 11/01/2010	746,935	746,746
Pool #E9-1818, 5.000%, 10/01/2017	2,705,761	2,676,623
Pool #E9-6460, 5.000%, 05/01/2018	362,585	358,497
Pool #E9-9160, 4.500%, 09/01/2018	2,439,248	2,368,002
Pool #C7-6658, 5.000%, 02/01/2033	299,899	290,597

	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 32.1% (Continued)
Ginnie Mae I Pool
Pool #446760X, 6.500%, 10/15/2028	$203,825	$209,906
GMAC Mortgage Corp Loan Trust
Series 2003-J3, 5.000%, 05/25/2018 (b)	240,204	216,947
Series 2004-J1, 5.250%, 04/25/2034	337,291	335,432
MASTR Asset Securitization Trust
Series 2003-9, 5.500%, 10/25/2033	180,683	179,955
MASTR Seasoned Securities Trust
Series 2004-1, 6.236%, 08/25/2017	463,252	469,282
Series 2004-1, 6.500%, 08/25/2032	820,503	827,869
Morgan Stanley Mortgage Loan Trust
Series 2004-1, 5.170%, 11/25/2033	489,814	460,680
Residential Accredit Loans, Inc.
Series 2002-QS16, 5.750%, 10/25/2017	505,023	497,117
Residential Asset Securitization Trust
Series 2003-A12 Class B2, 5.000%, 11/25/2018	206,729	199,423
Series 2003-A12 Class B3, 5.000%, 11/25/2018	275,115	254,164
Residential Funding Mortgage Securities I
Series 2004-S3, 4.750%, 03/25/2019	291,111	271,104
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.114%, 09/25/2033	475,294	464,040
Structured Asset Securities Corp.
Series 2003-20, 5.390%, 07/25/2033	668,254	638,722
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2003-MS6, 5.966%, 03/25/2033	640,156	633,706
Wells Fargo Mortgage Backed Securities Trust
Series 2005-4, 5.500%, 04/25/2035	878,225	805,859
TOTAL MORTGAGE BACKED SECURITIES
(Cost $31,345,318)		30,853,496

U.S. TREASURY OBLIGATIONS - 19.6%
U.S. Treasury Notes
3.125%, 04/15/2009 (e)	2,900,000	2,817,191
3.875%, 07/15/2010 (e)	2,300,000	2,255,886
5.000%, 08/15/2011 (e)	1,075,000	1,095,828
4.000%, 11/15/2012 (e)	4,150,000	4,041,062
3.875%, 02/15/2013 (e)	3,425,000	3,308,201
4.250%, 11/15/2014 (e)	2,450,000	2,391,813
4.875%, 08/15/2016 (e)	2,870,000	2,915,515
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,958,676)		18,825,496

The accompanying notes are an integral part of the financial statements.

21

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	BOND FUND

	SHARES	VALUE
SHORT TERM INVESTMENTS - 1.1%
Money Market Fund - 1.1%
Northern Institutional Diversified Assets Portfolio	1,035,052	$1,035,052
TOTAL SHORT TERM INVESTMENTS
(Cost $1,035,052)		1,035,052
Total Investments
(Cost $95,917,383) (d) - 99.4%		95,602,438
Northern Institutional Liquid Assets Portfolio (f) - 30.2%		29,032,956
Liabilities in Excess of Other Assets - (29.6)%		(28,473,142)
TOTAL NET ASSETS - 100.0%		$96,162,252

(a)	Non-income producing security.
(b)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt under Rule 144A of the Securities Act of 1933, normally to qualified institutional buyers.
(c)	Variable rate security.
(d)	For federal income tax purposes, cost is $95,917,383 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $946,268 and ($1,261,213), respectively, with a net appreciation / (depreciation) of ($314,945).
(e)	All or a portion of the security is out on loan.
(f)	This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $28,019,194, $29,032,956, and $0, respectively.
(g)	Security is considered illiquid. The aggregate value of such securities is $86,270 or 0.1% of total net assets. (h) Security in default.
(i)	Valued in good faith under procedures adopted by the Board of Directors.
(j)	Perpetual.

The accompanying notes are an integral part of the financial statements.

22

Summit Mutual Funds, Inc. – Apex Series
BOND FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$95,602,438
Collateral for securities loaned,
at fair value	29,032,956
Receivables:
Shares sold	2,014
Interest and dividends	1,074,377
Prepaid expenses and other	28,886
125,740,671

LIABILITIES
Payables:
Payable upon return of securities
loaned	29,032,956
Shared redeemed	464,300
Advisory fees	38,958
Fund accounting fees	10,373
Professional fees	10,355
Administration fees	8,289
Custodian fees	2,340
Directors’ fees	416
12b-1 fees	14
Other accrued expenses	10,418
29,578,419

NET ASSETS*
Paid-in capital	96,798,339
Accumulated undistributed net investment
income / (loss)	303,369
Accumulated net realized gain / (loss)
on investments	(624,511)
Net unrealized appreciation / (depreciation)
on investments	(314,945)
$96,162,252
Investments at cost	$95,917,383
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$96,116,491	1,917,974	$50.11
Class A	$45,761	910	$50.30	**
Class A maximum offering price per share
(net asset value plus sales charge of 4.25%
of offering price)			$52.53

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Undistributed ordinary income	$683,873
	Post October Capital Loss Carryforward	$(414,613)
Capital Loss Carryforward Expiring September 30:
2011	2014
$(251,589)	$(141,901)
**	Net Asset Value does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the six months ended March 31, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$2,697,475
Dividends	36,217
Other income	5,550
2,739,242
EXPENSES
Advisory fees	221,645
Administration fees	47,158
Fund accounting fees	20,993
Professional fees	19,886
Transfer agent fees	14,336
Directors’ fees	6,621
Custodian fees	4,906
Shareholder reporting fees	2,640
12b-1 fees - Class A	14
Other expenses	11,059
349,258
NET INVESTMENT INCOME / (LOSS)	2,389,984

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	183,723
Net change in unrealized appreciation /
(depreciation) on investments	639,352

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	823,075

NET INCREASE / (DECREASE)
IN NET ASSETS FROM OPERATIONS	$3,213,059

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.47%	0.10%

The accompanying notes are an integral part of the financial statements.

23

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal Year
	Ended March 31,	Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$2,389,984	$4,950,633
Net realized gain / (loss) on investments	183,723	(425,015)
Net change in unrealized appreciation / (depreciation)
on investments	639,352	(413,765)
	3,213,059	4,111,853
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(2,770,346)	(4,706,848)
Class A(1)
Net investment income	(142)	—
	(2,770,488)	(4,706,848)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	8,782,404	9,432,367
Reinvestment of distributions	2,770,196	4,706,848
Payments for shares redeemed	(10,544,711)	(15,996,559)
	1,007,889	(1,857,344)
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	45,400	—
Reinvestment of distributions	16	—
Payments for shares redeemed	—	—
	45,416	—
NET INCREASE / (DECREASE) IN NET ASSETS	1,495,876	(2,452,339)
NET ASSETS
Beginning of period	94,666,376	97,118,715
End of period	$96,162,252	$94,666,376
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$303,369	$683,873

FUND SHARE TRANSACTIONS
Class I
Sold	175,444	191,336
Reinvestment of distributions	55,672	95,940
Redeemed	(210,858)	(324,884)
Net increase / (decrease) from fund share transactions	20,258	37,608
FUND SHARE TRANSACTIONS
Class A(1)
Sold	910	—
Reinvestment of distributions	—	—
Redeemed	—	—
Net increase / (decrease) from fund share transactions	910	—
TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$87,400	$6,285,962
U.S. Government Securities	15,997,744	11,734,377
Corporate Bonds	28,114,554	39,888,595
	$44,199,698	$57,908,934
TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$420,415	$1,070,073
U.S. Government Securities	10,556,360	18,668,373
Corporate Bonds	31,016,307	39,044,556
	$41,993,082	$58,783,002
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$2,770,488	$4,076,848
	$2,770,488	$4,076,848
(1) Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

24

Summit Mutual Funds, Inc. – Apex Series SHORT-TERM GOVERNMENT FUND

Summit Short-term Government Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
4.71%	3.08%	4.23%

Summit Short-term Government Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
1.34%	2.21%	3.52%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

Fund Data	Sector Allocations

Manager: Inception Date: Total Net Assets: Number Of Fixed Income Holdings: Average Duration: Average Maturity: Average Credit Quality: 30-day SEC Yield - Class I: 30-day SEC Yield - Class A:	Michael J. Schultz April 3, 2000 $26.9 Million 28 1.32 years 2.37 years GOV/AGN 4.37% 4.01%

25

Summit Mutual Funds, Inc. – Apex Series SHORT-TERM GOVERNMENT FUND

Objective – Seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Strategy – Under normal market conditions, the Short-term Government Fund (the “Fund”) will invest 100% of the value of its assets in bonds issued by the U.S. government or its agencies or instrumentalities.

Manager’s Comments:

Summit Short-term Government Fund’s Class I shares had a total return of 2.38% (after waivers and reimbursements) for the six month period ended March 31, 2007, compared to a total return of 2.35% for the Citicorp 1-5 Year Treasury Index (the “Index”), formerly known as Salomon 1-5 Year Treasury Index.

Turmoil in the subprime mortgage and stock markets caused increased volatility in the fixed income markets during the first quarter of 2007. The Federal Reserve Bank (Fed) left its target short-term interest rate unchanged at 5.25% but removed the tightening bias in a move to increase flexibility. Recent Fed statements maintain a concern that the core inflation rate remains at an uncomfortable level that is partially offset by a slightly weaker economic outlook. The result was a major change in the shape of the yield curve during the period, with a rally led by the 2 year sector. For the first time in months, the yield curve was positively sloped from the 2 year to the 30 year while still remaining inverted from Fed Funds to longer maturities. The fixed income market remains range bound due to the conflicting economic messages, with the Fed seemingly content to maintain the status quo. The current uncertain economic conditions continue to warrant a conservative, defensive investment approach for the fixed income market. The Fund remains positioned for stable to marginally higher interest rates but will look to lengthen maturities as conditions warrant.

The Fund’s outperformance of the Index was primarily a result of favorable asset allocation.  During the period, the Fund’s exposure to mortgage-backed securities provided the largest incremental return. The Fund’s holdings in this sector included mainly shorter maturity securities that are not as sensitive to changing interest rates. Exposure to floating rate securities contributed positively to the Fund’s performance as a result of higher interest income resulting from the inverted yield curve. The Treasury inflation protected and callable Agency sectors also contributed to positive performance. The negative factors were the Fund’s overweight in the 0-3 year Treasury sector and the underweight in the 3-5 year Treasury sector.

26

Summit Mutual Funds, Inc. – Apex Series
SHORT-TERM GOVERNMENT FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Fiscal Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$51.10		$51.05	$51.84	$52.56	$53.48	$53.10
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.99		1.84	1.41	1.30	1.37	1.74
Net realized and unrealized gains / (losses)	0.21		(0.05)	(0.78)	(0.87)	(0.42)	1.18
Total from Investment Activities	1.20		1.79	0.63	0.43	0.95	2.92
DISTRIBUTIONS:
Net investment income	(1.06)		(1.74)	(1.42)	(1.15)	(1.58)	(1.79)
Net realized gains	—		—	—	—	(0.29)	(0.75)
Total Distributions	(1.06)		(1.74)	(1.42)	(1.15)	(1.87)	(2.54)
Net asset value, end of period	$51.24		$51.10	$51.05	$51.84	$52.56	$53.48
Total return	2.38%		3.58%	1.24%	0.83%	1.81%	5.72%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets—net(2)	0.73	%(3)	0.73%	0.73%	0.73%	0.73%	0.73%
Ratio of expenses to average net assets—gross	0.95	%(3)	0.84%	0.88%	0.85%	0.81%	0.97%
Ratio of net investment income / (loss) to
average net assets	3.82%		3.55%	2.59%	2.16%	2.00%	3.55%
Portfolio turnover rate(4)	17.16%		41.95%	15.98%	32.31%	55.57%	64.75%
Net assets, end of period (000’s)	$26,863		$28,013	$28,368	$28,981	$31,664	$25,646

	Class A
	Period from
	February 1, 2007(1)
	to March 31,
	(Unaudited)
	2007
Net asset value, beginning of period	$50.99
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.29
Net realized and unrealized gains / (losses)	0.24
Total from Investment Activities	0.53
DISTRIBUTIONS:
Net investment income	(0.13)
Net realized gains	—
Total Distributions	(0.13)
Net asset value, end of period	$51.39
Total return(5)	1.05%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (2)	0.98	%(3)
Ratio of expenses to average net assets - gross	1.20	%(3)
Ratio of net investment income / (loss) to
average net assets	3.57%
Portfolio turnover rate(4)	17.16%
Net assets, end of period (000’s)	$5

(1)	Commencement of operations.
(2)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)	Annualized.
(4)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

27

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	SHORT-TERM GOVERNMENT FUND

MARCH 31, 2007 (Unaudited)
	PRINCIPAL
	AMOUNT	VALUE
MORTGAGE BACKED SECURITIES - 40.6%
Fannie Mae
Pool #254177, 5.000%, 12/01/2008	$152,720	$152,219
Pool #254187, 5.000%, 01/01/2009	284,603	283,670
Pool #254227, 5.000%, 02/01/2009	96,687	96,704
Pool #254340, 5.500%, 05/01/2012	222,960	223,829
Series 2003-122, 4.000%, 05/25/2016	760,873	751,146
Pool #546478, 7.000%, 12/01/2029	627,058	653,773
Pool #576455, 6.498%, 03/01/2031	138,679	141,129
Pool #653686, 5.041%, 08/01/2032	428,870	439,721
Freddie Mac
Series 2742, 4.000%, 09/15/2012	406,127	403,532
Series 2639, 4.000%, 10/15/2016	1,368,104	1,330,978
Series 2858, 4.000%, 03/15/2020	268,536	266,537
Series 2557, 4.500%, 01/15/2026	251,621	249,329
Series 2534, 5.750%, 09/15/2030	105,710	105,736
Series 2550, 5.700%, 11/15/2032	680,624	687,341
Series 2877, 5.750%, 10/15/2034	703,048	701,890
Series 2950, 5.650%, 03/15/2035	1,519,235	1,522,818
Series 3003, 5.600%, 07/15/2035	2,362,436	2,363,990
Freddie Mac (Gold) Pool
Pool #M9-0805, 4.500%, 04/01/2008	195,250	193,766
Pool #E9-6460, 5.000%, 05/01/2018	338,413	334,598
TOTAL MORTGAGE BACKED SECURITIES
(Cost $10,920,486)		10,902,706

U.S. GOVERNMENT AGENCY ISSUES - 7.4%
Federal Home Loan Bank
3.700%, 12/24/2007	2,000,000	1,979,086
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $2,000,000)		1,979,086
U.S. TREASURY OBLIGATIONS - 49.5%
U.S. Treasury Notes
3.875%, 07/31/2007 (d)	2,000,000	1,992,266
3.625%, 01/15/2008 (c) (d)	1,879,200	1,907,901
4.625%, 02/29/2008 (d)	2,000,000	1,994,532
4.875%, 08/31/2008	500,000	500,605
3.000%, 02/15/2009 (d)	2,000,000	1,941,484
4.875%, 08/15/2009 (d)	2,000,000	2,012,968
3.875%, 09/15/2010 (d)	2,000,000	1,958,672
4.625%, 10/31/2011 (d)	1,000,000	1,003,281
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,404,350)		13,311,709

	SHARES	VALUE
SHORT TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
Northern Institutional Government Select Portfolio	640,196	$640,196
TOTAL SHORT TERM INVESTMENTS
(Cost $640,196)		640,196
Total Investments
(Cost $26,965,032) (a) - 99.9%		26,833,697
Northern Institutional Liquid Assets Portfolio (b) - 19.1%		5,144,396
Liabilities in Excess of Other Assets - (19.0)%		(5,110,191)
TOTAL NET ASSETS - 100.0%		$26,867,902

(a)
For federal income tax purposes, cost is $26,965,032 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $40,155 and $(171,490) respectively, with a net appreciation/(depreciation) of $(131,335).

(b)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted are $10,537,308, $5,144,396, and $6,070,121, respectively.

(c)	Inflation protected security.
(d)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

28

Summit Mutual Funds, Inc. – Apex Series
SHORT-TERM GOVERNMENT FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$26,833,697
Collateral for securities loaned, at fair value	5,144,396
Receivables:
Shares sold	7
Interest and dividends	137,865
Prepaid expenses and other	17,100
32,133,065
LIABILITIES
Payables:
Payable upon return of securities loaned	5,144,396
Shares redeemed	92,843
Professional fees	8,698
Fund accounting fees	4,940
Administration fees	3,745
Advisory fees	3,736
Custodian fees	760
Directors’ fees	13
12b-1 fees	2
Other accrued expenses	6,030
5,265,163

NET ASSETS*
Paid-in capital	27,163,834
Accumulated undistributed net
investment income	117,616
Accumulated net realized gain / (loss)
on investments	(282,213)
Net unrealized appreciation / (depreciation)
on investments	(131,335)
$26,867,902
Investments at cost	$26,965,032
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$26,862,850	524,260	$51.24
Class A	$5,052	98	$51.39	**
Class A maximum offering price per share (net asset
value plus sales charge of 3.00% of offering price)			$52.98

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Undistributed ordinary income	$160,301
	Post October Capital Loss Carryforward	$(4,329)
Capital Loss Carryforward
Expiring September 30:
2011	2012	2013	2014
$(22,527)	$(192,583)	$(23,305)	$(41,423)
** Net Asset Value does not recalculate due to fractional shares outstanding.

STATEMENT OF OPERATIONS
For the period ended March 31, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$605,231
Dividends	14,879
Other income	1,480
621,590
EXPENSES
Advisory fees	61,428
Registration fees	16,755
Administration fees	13,651
Fund accounting fees	11,085
Professional fees	10,373
Transfer agent fees	9,939
Directors’ fees	1,740
Custodian fees	1,504
Shareholder reporting fees	1,102
12b-1 fees - Class A	2
Other expenses	1,862
129,441
Reimbursements and waivers	(29,788)
99,653
NET INVESTMENT INCOME / (LOSS)	521,937

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	1,953
Net change in unrealized appreciation /
(depreciation) on investments	113,282

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	115,235

NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS	$637,172

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Class I	Class A	Reimbursements
Fee	Fee	Expense Limit	Expense Limit	and Waivers
0.45%	0.10%	0.73%	0.98%	$29,788

The accompanying notes are an integral part of the financial statements.

29

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	SHORT-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$521,937	$1,003,016
Net realized gain / (loss) on investments	1,953	7,129
Net change in unrealized appreciation / (depreciation)
on investments	113,282	(12,936)
	637,172	997,209
DISTRIBUTIONS TO SHAREHOLDERS
Class I
Net investment income	(564,610)	(962,068)
Class A(1)
Net investment income	(12)	—
	(564,622)	(962,068)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	1,892,848	4,706,549
Reinvestment of distributions	564,610	961,289
Payments for shares redeemed	(3,679,793)	(6,058,184)
	(1,222,335)	(390,346)
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	5,103	—
Reinvestment of distributions	12	—
Payments for shares redeemed	(103)	—
	5,012	—
NET INCREASE / (DECREASE) IN NET ASSETS	(1,144,773)	(355,205)
NET ASSETS
Beginning of period	28,012,675	28,367,880
End of period	$26,867,902	28,012,675
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$117,616	160,301

FUND SHARE TRANSACTIONS
Class I
Sold	37,051	92,474
Reinvestment of distributions	11,096	18,958
Redeemed	(72,027)	(118,966)
Net increase / (decrease) from fund share transactions	(23,880)	(7,534)
FUND SHARE TRANSACTIONS
Class A (1)
Sold	100	—
Reinvestment of distributions	—	—
Redeemed	(2)	—
Net increase / (decrease) from fund share transactions	98	—
TOTAL COST OF PURCHASES OF:
U.S. Government Securities	$6,459,370	$10,596,714
	$6,459,370	$10,596,714
TOTAL PROCEEDS FROM SALES OF:
U.S. Government Securities	$3,926,702	$14,036,352
	$3,926,702	$14,036,352
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$564,622	$962,068
	$564,622	$962,068
(1) Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

30

Summit Mutual Funds, Inc. – Apex Series HIGH YIELD BOND FUND

Summit High Yield Bond Fund Class I - Average Annual Total Return
1-Y ear	5-Year	Since Inception
10.45%	9.07%	7.20%

Summit High Yield Bond Fund Class A - Average Annual Total Return
1-Y ear	5-Year	Since Inception
5.51%	7.86%	6.12%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Prior to February 1, 2007, Class A share performance is based on Class I performance, adjusted to reflect Class A sales charges and expenses.

Fund Data

Managers:	Gary R. Rodmaker
Inception Date:	July 9, 2001
Total Net Assets:	$25.4 Million
Number Of Fixed Income Holdings:	63
Average Duration:	4.15 years
Average Maturity:	7.00 years
Average Credit Quality:	B1/B+
30-day SEC Yield - Class I:	5.84%
30-day SEC Yield - Class A:	5.35%

Quality Breakdown	Sector Allocations

(% of portfolio)
BB B CCC	38% 57% 5%

31

Summit Mutual Funds, Inc. – Apex Series HIGH YIELD BOND FUND

Objective – Seeks high current income and capital appreciation, secondarily.

Strategy – Under normal circumstances, the High Yield Bond Fund (the “Fund”) will invest at least 80% of its assets in high yield, high risk bonds, also known as “junk” bonds, with intermediate maturities.

Manager’s Comments:
For the six month period ending March 31, 2007, the Summit High Yield Bond Fund’s Class I shares provided a total return of 5.23%, compared to 7.05% for the Merrill Lynch High Yield Master II Index (the “Index”). The high yield market continued to provide excellent returns to investors and performed materially better than broad investment grade indices, such as the Lehman Aggregate Bond Index, which provided a 2.76% return for the same period. The primary reason the Fund underperformed the Index is because the Fund was positioned for more moderate returns, while the market rallied strongly during the period. In addition, the Fund has expenses that the Index does not have.

High yield spreads (the interest rate premium that high yield bond issuers pay over risk-free Treasury Securities) tightened substantially during the period. Using the Index as a guide, spreads tightened approximately .60% between September 30, 2006 and March 31, 2007. Lower quality bonds materially outperformed higher quality bonds during the period. For example, while the higher quality BB-rated sector of the market provided a return of 5.56%, the lower quality, CCC-rated sector of the market provided a return of 11.24%; more than double the return of the higher quality sector of the marketplace.

The economy has clearly slowed, but gross domestic product (“GDP”) growth should remain positive in 2007. First quarter GDP growth, for example, came in at 1.3%. Meanwhile, corporate profitability remained strong during the first quarter of 2007. Default rates on corporate bonds remain near 25 year lows, and the equity markets were strong. In addition, there is ample liquidity in the banking system for high yield borrowers. All of these items are supportive for the high yield market, but one has to wonder how much better can it get. At current spread levels, the market has discounted a large amount of the good news in the marketplace.

Federal Reserve Chairman Bernanke is attempting to engineer a soft landing in the economy that will keep inflation under control and not throw the U.S. economy into recession. So far, so good, but only time will tell. The ultimate performance of most of the domestic financial markets will depend on whether the current slowdown in the economy is a soft landing, the beginning of a recession, or simply a brief pause before the economy reaccelerates.

Looking out over the balance of 2007, Summit believes that the high yield market should be approached with caution, as spreads are tight and the outlook for economic growth is less clear. That is not to say that there are not pockets of opportunity. Rather, it is to say that there is risk in the marketplace that may or may not be priced correctly. Summit will continue to invest in high yield securities that it believes possess the best risk reward characteristics.

32

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	For the Six Months
	Ended March 31,
	(Unaudited)		Fiscal Year Ended September 30,
	2007		2006	2005	2004	2003	2002
Net asset value, beginning of period	$28.75		$28.69	$27.59	$26.67	$23.48	$27.60
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.94		1.94	1.93	1.90	2.20	2.39
Net realized and unrealized gains / (losses)	0.53		0.13	1.00	1.08	3.13	(3.98)
Total from Investment Activities	1.47		2.07	2.93	2.98	5.33	(1.59)
DISTRIBUTIONS:
Net investment income	(0.97)		(2.01)	(1.83)	(2.06)	(2.14)	(2.53)
Total Distributions	(0.97)		(2.01)	(1.83)	(2.06)	(2.14)	(2.53)
Net asset value, end of period	$29.25		$28.75	$28.69	$27.59	$26.67	$23.48
Total return	5.23%		7.52%	11.03%	11.64%	23.92%	-6.61%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.20	%(2)	1.17%	1.22%	1.21%	1.18%	1.22%
Ratio of net investment income / (loss)
to average net assets	6.73	%(2)	7.17%	6.81%	6.93%	8.80%	8.86%
Portfolio turnover rate(3)	53.24%		100.17%	99.09%	162.69%	214.02%	185.02%
Net assets, end of period (000’s)	$25,258		$19,942	$19,094	$18,777	$18,519	$16,420

	Class A
	Period from
	February 1, 2007(1)
	to March 31,
	(Unaudited)
	2007
Net asset value, beginning of period	$29.18
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.24
Net realized and unrealized gains / (losses)	0.08
Total from Investment Activities	0.32
DISTRIBUTIONS:
Net investment income	(0.13)
Total Distributions	(0.13)
Net asset value, end of period	$29.37
Total return(4)	1.12%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets	1.45	%(2)
Ratio of net investment income / (loss) to
average net assets	6.48%
Portfolio turnover rate(3)	53.24%
Net assets, end of period (000’s)	$112

(1)	Commencement of operations.
(2)	Annualized.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of the financial statements.

33

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	HIGH YIELD BOND FUND

MARCH 31, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 3.8%
Consumer Discretionary - 2.1%
Avado Brands, Inc. (a) (f) (h)	9,462	$113,544
Clear Channel Communications, Inc.	3,500	122,640
Harrah’s Entertainment, Inc.	3,000	253,350
Intermet Corp. (a) (f)	6,346	38,076
		527,610
Energy - 0.8%
Elk Horn Coal Co. LLC (a) (h)	262,500	122,272
Plains Exploration & Production Co. (a)	2,000	90,280
		212,552
Industrials - 0.6%
AMR Corp. (a)	5,000	152,250
Materials - 0.3%
Simonds Industries, Inc. (a) (f) (h)	2,746	81,831
TOTAL COMMON STOCKS
(Cost $2,025,747)		974,243
PREFERRED STOCKS - 2.0%
Consumer Discretionary - 2.0%
ION Media Networks, Inc. (a) 14.25 % Payment-in-Kind Dividend	66	516,896
TOTAL PREFERRED STOCKS
(Cost $439,375)		516,896

	PRINCIPAL
	AMOUNT	VALUE
ASSET BACKED SECURITIES - 2.3%
JET Equipment Trust
Series 1995-B, 7.630%, 02/15/2015 (b) (g) (h)	$423,708	$302,460
Stingray Pass-Through Trust
Series 2005, 5.902%, 01/12/2015 (b)	300,000	280,500
TOTAL ASSET BACKED SECURITIES
(Cost $625,261)		582,960
CORPORATE BONDS - 85.6%
Consumer Discretionary - 22.2%
Boyd Gaming Corp.
6.750%, 04/15/2014	500,000	498,750
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	250,000	272,813
Echostar DBS Corporation
6.625%, 10/01/2014 (i)	500,000	503,125
General Motors Corp.
7.700%, 04/15/2016 (i)	300,000	279,000
Hanesbrands, Inc.
8.735%, 12/15/2014 (b) (c) (i)	500,000	509,375
Idearc, Inc.
8.000%, 11/15/2016 (b)	600,000	617,250
Intcomex, Inc.
11.750%, 01/15/2011	500,000	506,250
Jarden Corp.
7.500%, 05/01/2017 (i)	250,000	252,500
MGM Mirage, Inc.
6.750%, 09/01/2012 (i)	500,000	496,875
R.H. Donnelley Corp.
6.875%, 01/15/2013	500,000	486,250

	PRINCIPAL
	AMOUNT	VALUE
Consumer Discretionary - 22.2% (Continued)
Radio One, Inc.
8.875%, 07/01/2011 (i)	$125,000	$128,906
Station Casinos, Inc.
6.000%, 04/01/2012	500,000	484,375
Yankee Acquisition Corp.
9.750%, 02/15/2017 (b) (i)	600,000	607,500
		5,642,969
Consumer Staples - 3.0%
Constellation Brands, Inc.
7.250%, 09/01/2016 (i)	500,000	506,250
Del Monte Corp.
6.750%, 02/15/2015	250,000	247,187
		753,437
Energy - 13.8%
Chesapeake Energy Corp.
7.625%, 07/15/2013 (i)	250,000	265,625
6.625%, 01/15/2016 (i)	500,000	503,750
Complete Production Services
8.000%, 12/15/2016 (b)	500,000	512,500
Elk Horn Coal Co. LLC
Class A - 6.500%, 01/01/2014 (h)	42,509	42,509
Class B - 6.500%, 01/01/2014 Payment-in-Kind Interest (h)	24,961	24,961
Houston Exploration Co.
7.000%, 06/15/2013	250,000	250,000
Northwest Pipeline Corp.
8.125%, 03/01/2010	250,000	260,157
Peabody Energy Corp.
7.375%, 11/01/2016 (i)	250,000	263,125
Range Resources Corp.
7.375%, 07/15/2013	350,000	357,438
7.500%, 05/15/2016 (i)	250,000	257,500
SemGroup LP
8.750%, 11/15/2015 (b) (i)	250,000	253,750
Tesoro Corp.
6.625%, 11/01/2015	500,000	506,250
		3,497,565
Financials - 10.6%
Ford Motor Credit Co.
5.800%, 01/12/2009	375,000	367,855
8.110%, 01/13/2012 (c) (i)	250,000	244,381
8.000%, 12/15/2016	125,000	120,280
GMAC LLC
7.750%, 01/19/2010	500,000	513,211
Host Hotels & Resorts LP
6.875%, 11/01/2014	250,000	253,750
Host Marriott LP
6.750%, 06/01/2016	500,000	503,750
NXP BV/NXP Funding LLC
7.875%, 10/15/2014 (b)	250,000	258,125
R.H. Donnelley Finance Corp. I
10.875%, 12/15/2012 (b)	250,000	270,000
Ventas Realty LP
7.125%, 06/01/2015	150,000	157,125
		2,688,477

The accompanying notes are an integral part of the financial statements.

34

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	SCHEDULE OF INVESTMENTS

	PRINCIPAL
	AMOUNT	VALUE
Health Care - 1.5%
DaVita, Inc.
7.250%, 03/15/2015 (i)	$125,000	$126,406
Genesis Healthcare Corp.
8.000%, 10/15/2013	250,000	265,625
		392,031
Industrials - 5.6%
American Railcar Industries, Inc.
7.500%, 03/01/2014 (i)	150,000	154,125
Aramark Corp.
8.500%, 02/01/2015 (i)	600,000	624,000
Corrections Corporation of America
7.500%, 05/01/2011	500,000	513,750
DRS Technologies, Inc.
7.625%, 02/01/2018	125,000	130,000
		1,421,875
Information Technology - 0.4%
Iron Mountain, Inc.
8.750%, 07/15/2018 (i)	100,000	107,500
Materials - 16.1%
Boise Cascade LLC
8.235%, 10/15/2012 (c)	125,000	125,469
Consol Energy, Inc.
7.875%, 03/01/2012	125,000	133,125
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017 (i)	600,000	648,750
Georgia-Pacific Corp.
7.125%, 01/15/2017 (b)	500,000	501,250
Huntsman LLC
11.625%, 10/15/2010	130,000	140,887
Lyondell Chemical Co.
8.000%, 09/15/2014	250,000	261,875
8.250%, 09/15/2016 (i)	500,000	535,000
Reichhold Industries, Inc.
9.000%, 08/15/2014 (b)	500,000	512,500
Smurfit-Stone Container Corp.
8.000%, 03/15/2017 (b)	600,000	586,500
Warnaco, Inc.
8.875%, 06/15/2013	600,000	636,750
		4,082,106

	PRINCIPAL
	AMOUNT	VALUE
Telecommunication Services - 4.0%
Citizens Communications Co.
6.250%, 01/15/2013	$500,000	$496,250
Qwest Communications International, Inc.
7.500%, 02/15/2014 (c)	500,000	515,000
		1,011,250
Utilities - 8.4%
The AES Corp.
9.375%, 09/15/2010	500,000	543,750
Calpine Corp.
9.875%, 12/01/2011 (b) (g) (i)	500,000	548,750
Edison Mission Energy
7.500%, 06/15/2013	500,000	516,250
LCI International, Inc.
7.250%, 06/15/2007	250,000	250,625
Nevada Power Co.
6.500%, 04/15/2012	125,000	130,042
Sierra Pacific Power Co.
6.250%, 04/15/2012	125,000	128,853
		2,118,270
TOTAL CORPORATE BONDS
(Cost $21,201,737)		21,715,480

	SHARES	VALUE
INVESTMENT COMPANIES - 1.2%
Pioneer Floating Rate Trust	15,000	$295,050
TOTAL INVESTMENT COMPANIES
(Cost $291,593)		295,050
SHORT TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%
Northern Institutional Diversified Assets Portfolio	985,227	985,227
TOTAL SHORT TERM INVESTMENTS
(Cost $985,227)		985,227
Total Investments (Cost $25,568,940) (d) - 98.8%		25,069,856
Northern Institutional Liquid Assets Portfolio (e) - 28.4%		7,193,514
Liabilities in Excess of Other Assets - (27.2)%		(6,893,553)
TOTAL NET ASSETS - 100.0%		$25,369,817

(a)	Non-income producing security.
(b)
Security exempt from registration under the Securities Act of 1933. These securities may be resold only in transactions exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers.

(c)	Variable rate security.
(d)
For federal income tax purposes, cost is $25,568,940 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $698,649 and ($1,197,733), respectively, with a net appreciation / (depreciation) of ($499,084).

(e)
This security was purchased with cash collateral held from securities lending. The market values of the securities on loan, the value of the collateral purchased with cash, and the noncash collateral accepted are $6,928,677, $7,193,514, and $0, respectively.

(f)	Security is considered illiquid. The aggregate value of such securities is $233,451, or 0.9% of total net assets.
(g)	Security in default.
(h)	Valued in good faith under procedures adopted by the Board of Directors.
(i)	All or a portion of the security is out on loan.

The accompanying notes are an integral part of the financial statements.

35

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$25,069,856
Collateral for securities loaned, at fair value	7,193,514
Receivables:
Shares sold	262
Investment securities sold	67,424
Interest and dividends	393,858
Prepaid expenses and other	23,900
32,748,814
LIABILITIES
Payables:
Payable upon return of securities loaned	7,193,514
Investment securities purchased	74,900
Shares redeemed	72,482
Advisory fees	13,844
Professional fees	8,558
Fund accounting fees	7,327
Administration fees	2,130
Custodian fees	556
Directors’ fees	40
12b-1 fees	32
Other accrued expenses	5,614
7,378,997
NET ASSETS*
Paid-in capital	47,171,538
Accumulated undistributed net investment
income / (loss)	175,853
Accumulated net realized gain / (loss)
on investments	(21,478,490)
Net unrealized appreciation /
(depreciation) on investments	(499,084)
$25,369,817
Investments at cost	$25,568,940
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$25,257,708	863,546	$29.25
Class A	$112,109	3,817	$29.37
Class A maximum offering price per share
(net asset value plus sales charge of 4.25% of offering price)			$30.67

*	FEDERAL TAX DATA AS OF SEPTEMBER 30, 2006
	Undistributed ordinary income	$165,742
	Post October Capital Loss Carryforward	$(629,802)
Capital Loss Carryforward
Expiring September 30:
2009	2010	2011	2012
$(17,464,662)	$(1,527,322)	$(1,025,886)	$(791,075)

STATEMENT OF OPERATIONS
For the six months ended March 31, 2007 (Unaudited)
INVESTMENT INCOME
Interest	$873,063
Dividends	24,838
Other income	3,454
901,355
EXPENSES
Advisory fees	73,829
Fund accounting fees	14,474
Professional fees	11,782
Administration fees	11,358
Transfer agent fees	10,515
Registration fees	9,332
Directors’ fees	1,561
Custodian fees	1,169
Shareholder reporting fees	573
12b-1 fees - Class A	35
Other expenses	1,849
136,477
NET INVESTMENT INCOME / (LOSS)	764,878
REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	(39,743)
Net change in unrealized appreciation /
(depreciation) on investments	408,027
NET REALIZED AND UNREALIZED
GAIN / (LOSS)	368,284
NET INCREASE / (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,133,162

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration
Fee	Fee
0.65%	0.10%

The accompanying notes are an integral part of the financial statements.

36

Summit Mutual Funds, Inc. – Apex Series
HIGH YIELD BOND FUND	FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$764,878	$1,341,248
Net realized gain / (loss) on investments	(39,743)	138,130
Net change in unrealized appreciation / (depreciation)
on investments	408,027	(114,653)
	1,133,162	1,364,725
DISTRIBUTIONS TO SHAREHOLDERS*
Class I
Net investment income	(754,278)	(1,319,099)
Class A(1)
Net investment income	(489)	—
	(754,767)	(1,319,099)
FUND SHARE TRANSACTIONS
Class I
Proceeds from shares sold	6,062,423	3,366,699
Reinvestment of distributions	311,525	405,854
Payments for shares redeemed	(1,436,254)	(2,970,070)
	4,937,694	802,483
FUND SHARE TRANSACTIONS
Class A(1)
Proceeds from shares sold	111,821	—
Reinvestment of distributions	131	—
Payments for shares redeemed	—	—
	111,952	—
NET INCREASE / (DECREASE) IN NET ASSETS	5,428,041	848,109
NET ASSETS
Beginning of period	19,941,776	19,093,667
End of period	$25,369,817	$19,941,776
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$175,853	$165,742

FUND SHARE TRANSACTIONS
Class I
Sold	208,456	118,629
Reinvestment of distributions	10,754	14,478
Redeemed	(49,341)	(104,877)
Net increase / (decrease) from fund share transactions	169,869	28,230
Class A(1)
Sold	3,812	—
Reinvestment of distributions	5	—
Redeemed	—	—
Net increase / (decrease) from fund share transactions	3,817	—
TOTAL COST OF PURCHASES OF:
Preferred and Common Stocks	$1,243,937	$1,089,927
U.S. Government Securities	674,105	—
Corporate Bonds	14,803,574	16,712,215
	$16,721,616	$17,802,142
TOTAL PROCEEDS FROM SALES OF:
Preferred and Common Stocks	$871,864	$2,363,381
U.S. Government Securities	2,229,834	—
Corporate Bonds	8,611,891	15,610,978
	$11,713,589	$17,974,359
*TAX CHARACTER OF DISTRIBUTIONS PAID	$754,767	$1,319,099
Ordinary income	$754,767	$1,319,099
(1)	Class A shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

37

Summit Mutual Funds, Inc. – Apex Series MONEY MARKET FUND

Fund Data

Managers:	Subadvised by Deutsche Investment Management Americas, Inc.
Inception Date:	June 28, 2000
Total Net Assets:	$135.0 Million
Number Of Fixed Income Holdings:	63
7-day SEC Yield:	4.96%

Sector Allocations

38

Summit Mutual Funds, Inc. – Apex Series MONEY MARKET FUND

Objective – Seeks to maintain stability of capital and to maintain the liquidity of capital and to provide current income.

Strategy – The Money Market Fund intends to invest 100% of the value of its assets in high quality short-term securities.

Manager’s Comments:
Evidence of a slowing economy continued to build over the 4th quarter of 2006 as economists ratcheted in most of their tightening expectations. Two main areas of concern are the manufacturing sector and the housing market. Growth in the manufacturing sector showed some sluggishness as key indicators had fallen. More notably, the housing market continued to slow throughout the period as well. New home sales, housing starts, and building permits all experienced more declines. Consequently, the one year London Interbank Offering Rate (LIBOR) ended the year at 5.32%, approximately 0.14% below its high for the quarter.

The economy’s resilience was tested further in 2007. The negative effects of the deteriorating subprime mortgage market, the slowdown in housing, and the declines in manufacturing were all exacerbated by a massive sell off in the Chinese Equity market. The sell off caused ripple effects throughout most of the global markets, disrupting what was a relatively stable month in February. The volatility was reflected in 1 year LIBOR, which rallied 0.21% from its highs this year in anticipation of the Federal Reserve Bank (Fed) easing short-term rates sometime in the third quarter of 2007.

The Federal Open Market Committee remained hawkish throughout the period. The minutes of the January and March meetings revealed that inflation was still a major concern. This was re-affirmed by a stubbornly high core Personal Consumption Expenditures Index, high unit labor costs, and a rebound in energy prices. Fed Chairman Bernanke also referenced a firm labor market and strong consumer spending while providing upbeat testimony to Congress regarding the economy. He reiterated that the current stance in policy “is likely to foster sustainable economic growth while gradually ebbing inflation.”

Based on Fed Fund Futures, the market seems to be a bit too aggressive in terms of the timing and magnitude of Fed easing. As a result, we have remained conservative. In our opinion, any shifts in Fed policy in the near future seem unlikely. Unless there is more consistent evidence of a severe slowdown or acceleration, Fed policy will likely remain unchanged.
Consequently, we have focused our purchases in the 3 – 6 month maturities during the period in order to pick up yield and give more time for a trend to develop in the economy.

Going forward, the economy is expected to grow at a rate slightly below potential and rebound later in 2007. The market will continue to focus on housing weakness. We expect the housing spillover effects to be moderate. Cooling home prices should be only a modest drag on consumer spending. The weaknesses in manufacturing and, more recently, in business investment will both be major focuses in the next quarter. With the Fed’s inflationary bias still in place as of their March meeting, it seems that any Fed movement this quarter is unlikely.

39

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period.

	For the Six Months
	Ended March 31,
	(Unaudited)	Fiscal Year Ended September 30,
	2007	2006	2005	2004	2003	2002
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.02	0.04	0.02	0.01	0.01	0.02
Total from Investment Activities	0.02	0.04	0.02	0.01	0.01	0.02

DISTRIBUTIONS:
Net investment income	(0.02)	(0.04)	(0.02)	(0.01)	(0.01)	(0.02)
Total Distributions	(0.02)	(0.04)	(0.02)	(0.01)	(0.01)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	2.46%	4.33%	2.33%	0.79%	0.95%	1.64%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(1)	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of expenses to average net assets - gross	0.58%	0.56%	0.60%	0.59%	0.56%	0.60%
Ratio of net investment income / (loss) to
average net assets	4.94%	4.30%	2.33%	0.79%	0.95%	1.62%
Net assets, end of period (000’s)	$134,968	$125,364	$109,406	$103,499	$112,651	$120,401

(1)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser. The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

40

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND	SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)
	PRINCIPAL
ASSET BACKED SECURITIES - 0.7%	AMOUNT	VALUE
Steers Mercury III Trust
5.340%, 04/27/2007 (a) (c)	$994,081	$994,081
TOTAL ASSET BACKED SECURITIES
(Cost $994,081)		994,081
CERTIFICATE OF DEPOSIT - 21.2%
Alliance & Leicester Plc
5.335%, 06/11/2007	1,400,000	1,400,014
Bank Of Tokyo - Mitsubishi
5.360%, 04/23/2007	1,000,000	1,000,000
5.340%, 07/19/2007	3,000,000	3,000,000
5.350%, 07/25/2007	1,500,000	1,500,000
Barclays Bank	1,300,000	1,300,000
5.320%, 05/08/2007
Citibank
5.315%, 05/02/2007	2,000,000	2,000,000
DEPFA Bank Europe Plc
5.320%, 05/11/2007	5,000,000	5,000,000
HBOS Treasury Services Plc
5.310%, 04/10/2007	3,000,000	3,000,000
HSH Nordbank AG
5.350%, 04/13/2007	1,000,000	1,000,000
Mizuho Corporate Bank
5.320%, 04/10/2007	1,000,000	1,000,000
5.325%, 04/20/2007	1,200,000	1,200,000
5.335%, 05/08/2007	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
5.340%, 06/25/2007	1,500,000	1,500,000
Norinchukin Bank
5.270%, 09/10/2007	1,200,000	1,200,000
Societe Generale
5.320%, 05/11/2007	1,000,000	1,000,000
5.340%, 07/19/2007	1,500,000	1,500,000
UBS AG
5.290%, 07/02/2007	1,000,000	1,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $28,600,014)		28,600,014
COMMERCIAL PAPER - 42.1%
BP Capital Markets Plc
5.420%, 04/02/2007	6,000,000	5,999,097
CAFCO
5.270%, 05/03/2007 (b)	1,500,000	1,492,973
Cancara Asset Securitisation Ltd.
5.290%, 04/04/2007 (b)	3,000,000	2,998,678
5.280%, 04/05/2007 (b)	2,500,000	2,498,533
CC USA Inc.
5.245%, 05/14/2007 (b)	3,000,000	2,981,205
Cobbler Funding LLC
5.235%, 06/12/2007 (b)	1,500,000	1,484,295
DEPFA Bank Europe Plc
5.328%, 04/16/2007 (b)	1,000,000	997,829
Dorada Finance Inc.
5.240%, 06/22/2007 (b)	1,000,000	988,064
Giro Funding Corp.
5.285%, 04/09/2007 (b)	1,000,000	998,826
5.280%, 04/23/2007 (b)	3,000,000	2,990,320
5.275%, 04/26/2007 (b)	2,500,000	2,490,842

	PRINCIPAL
	AMOUNT	VALUE
COMMERCIAL PAPER - 42.1% (Continued)
Grampian Funding LLC
5.280%, 04/23/2007 (b)	$1,300,000	$1,295,805
Greyhawk Funding
5.245%, 05/17/2007 (b)	2,000,000	1,986,596
Hewlett-Packard Co.
5.280%, 04/20/2007 (b)	1,200,000	1,196,656
KBC Financial Products International Ltd.
5.430%, 04/02/2007	3,698,000	3,697,442
5.340%, 05/14/2007 (b)	1,000,000	993,789
Lake Constance Funding LLC
5.255%, 04/27/2007 (b)	1,000,000	996,205
Links Finance LLC
5.240%, 06/18/2007 (b)	2,500,000	2,471,617
Morgan Stanley
5.200%, 06/26/2007 (b)	1,000,000	987,578
Perry Global Funding LLC
5.240%, 06/25/2007 (b)	1,300,000	1,283,916
Procter & Gamble International Funding
5.250%, 04/19/2007 (b)	4,000,000	3,989,500
Prudential Funding
5.250%, 04/09/2007 (b)	2,500,000	2,497,083
5.245%, 05/09/2007 (b)	1,200,000	1,193,356
Scaldis Capital LLC
5.278%, 04/02/2007	3,000,000	2,999,560
Simba Funding Corp.
5.255%, 05/29/2007 (b)	1,300,000	1,288,994
Valcour Bay Capital
5.310%, 05/04/2007 (b)	1,000,000	995,133
Westpac Banking Corp.
5.240%, 05/10/2007 (b)	3,000,000	2,982,970
TOTAL COMMERCIAL PAPER
(Cost $56,776,862)		56,776,862
FLOATING RATE NOTES (a) - 32.2%
American Express Bank
5.290%, 04/08/2007	2,000,000	1,999,881
Banco Espanol De Credito
5.335%, 04/29/2007 (b)	1,500,000	1,500,000
Banque Nationale de Paris/NY
5.310%, 04/26/2007 (b)	1,000,000	1,000,000
Bear Stearns Co, Inc.
5.445%, 04/02/2007	2,000,000	2,000,000
Bellsouth Corp.
5.485%, 05/15/2007	2,000,000	2,001,682
Canadian Imperial Bank
5.515%, 04/02/2007	2,000,000	1,999,726
Carrera Capital Finance LLC
5.333%, 06/06/2007 (b)	2,000,000	2,000,000
CIT Group Holdings, Inc.
7.375%, 04/02/2007	1,500,000	1,500,079
Credit Suisse First Boston
5.360%, 04/24/2007	2,000,000	2,000,002
Danske Bank A/S
5.290%, 04/29/2007 (b)	1,200,000	1,199,872
DNB Nor Bank ASA
5.310%, 04/25/2007	3,000,000	3,000,000
General Electric Capital Corp.
5.280%, 04/24/2007	4,000,000	4,000,000

The accompanying notes are an integral part of the financial statements.

41

Summit Mutual Funds, Inc. – Apex Series
SCHEDULE OF INVESTMENTS	MONEY MARKET FUND

	PRINCIPAL
	AMOUNT	VALUE
FLOATING RATE NOTES (a) - 32.2% (Continued)
Goldman Sachs Group
5.370%, 04/02/2007	$2,000,000	$2,000,000
IBM Corp.
5.330%, 04/08/2007	1,000,000	999,929
K2 LLC
5.320%, 04/02/2007	1,000,000	999,921
5.315%, 04/08/2007	2,000,000	2,000,052
5.360%, 05/27/2007 (b)	2,000,000	2,000,529
Links Finance LLC
5.330%, 05/26/2007 (b)	2,000,000	1,999,904
M&I Bank
5.320%, 04/15/2007	1,000,000	1,000,000
Morgan Stanley
5.508%, 04/02/2007	2,000,000	2,000,000
Natexis Banque
5.420%, 04/02/2007	1,000,000	1,000,000
Premier Asset Collateralisation LLC
5.340%, 04/30/2007 (b)	1,200,000	1,199,900
Skandinaviska Enskilda Banken
5.320%, 04/18/2007	3,000,000	3,000,000
Unicredito Italiano Bank Ireland
5.330%, 04/09/2007 (b)	1,000,000	1,000,000
TOTAL FLOATING RATE NOTES
(Cost $43,401,477)		43,401,477

	PRINCIPAL
	AMOUNT	VALUE
MEDIUM TERM NOTES - 4.4%
American Honda Finance
5.330%, 05/09/2007 (a)	$2,000,000	$2,000,000
5.460%, 05/11/2007 (a) (b)	3,000,000	3,000,423
Five Finance, Inc.
5.700%, 07/03/2007 (b)	1,000,000	1,000,000
TOTAL MEDIUM TERM NOTES
(Cost $6,000,423)		6,000,423

	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%
Northern Institutional Diversified Assets Portfolio	5,905	$5,905
TOTAL MONEY MARKET FUNDS
(Cost $5,905)		5,905
Total Investments (Cost $135,778,762) - 100.6%		135,778,762
Liabilities in Excess of Other Assets - (0.6)%		(810,709)
TOTAL NET ASSETS - 100.0%		$134,968,053

(a)
Variable rate security. The coupon rate shown on variable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)
Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board for 4(2) paper that requires each security to be rated in one of the two highest rating categories by at least two nationally recognized rating organizations (“NRSO”), or if only one NRSO rates the security, by that NRSO.

(c)
Security is exempt from registration under the Securities Act of 1933. It may be resold only in transactions that are exempt under Rule 144A under the Securities Act of 1933, normally to qualified institutional buyers. These securities have been determined to be illiquid for not meeting the required criteria adopted by the Fund’s Board to be classified as liquid securities. The aggregate value of such securities is $994,081 or 0.7% of total net assets.

The accompanying notes are an integral part of the financial statements.

42

Summit Mutual Funds, Inc. – Apex Series
MONEY MARKET FUND	FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)
ASSETS
Investments in securities, at value	$135,778,762
Receivables:
Shares sold	134,830
Interest and dividends	665,042
Prepaid expenses and other	7,880
136,586,514
LIABILITIES
Payables:
Investment securities purchased	1,500,000
Shares redeemed	33,056
Bank overdraft	819
Advisory fees	36,244
Administration fees	11,449
Professional fees	11,336
Fund accounting fees	9,495
Custodian fees	3,445
Directors’ fees	228
Other accrued expenses	12,389
1,618,461
NET ASSETS
Paid-in capital	134,968,053
$134,968,053
Investments at cost	$135,778,762
Shares authorized per class ($.10 par value)	200,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$134,968,053	134,968,053	$1.00

STATEMENT OF OPERATIONS
For the six months ended March 31, 2007 (Unaudited)
INVESTMENT INCOME
Dividends	$33
Interest	3,445,624
3,445,657
EXPENSES
Advisory fees	223,561
Administration fees	63,875
Fund accounting fees	19,596
Professional fees	17,551
Transfer agent fees	16,313
Directors’ fees	8,729
Custodian fees	6,921
Shareholder reporting fees	4,407
Other expenses	8,432
369,385
Reimbursements and waivers	(81,949)
287,436
NET INVESTMENT INCOME / (LOSS)	3,158,221

REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments	34
Net change in unrealized appreciation /
(depreciation) on investments	—

NET REALIZED AND UNREALIZED
GAIN / (LOSS)	34

NET INCREASE / (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,158,255

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Expense	Reimbursements
Fee	Fee	Limit	and Waivers
0.35%	0.10%	0.45%	$81,949

The accompanying notes are an integral part of the financial statements.

43

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six Months	Fiscal
	Ended March 31,	Year Ended
	(Unaudited)	September 30,
	2007	2006
OPERATIONS
Net investment income / (loss)	$3,158,221	$4,911,087
Net realized gain / (loss) on investments	34	1,150
	3,158,255	4,912,237
DISTRIBUTIONS TO SHAREHOLDERS*
Net investment income	(3,158,221)	(4,911,087)
Net realized gain on investments	(34)	(1,150)
	(3,158,255)	(4,912,237)
FUND SHARE TRANSACTIONS
Proceeds from shares sold	54,572,483	60,024,006
Reinvestment of distributions	3,157,221	4,904,878
Payments for shares redeemed	(48,125,304)	(48,971,288)
	9,604,400	15,957,596

NET INCREASE / (DECREASE) IN NET ASSETS	9,604,400	15,957,596
NET ASSETS
Beginning of period	125,363,653	109,406,057
End of period	$134,968,053	$125,363,653

FUND SHARE TRANSACTIONS
Sold	54,572,483	60,024,006
Reinvestment of distributions	3,157,221	4,904,878
Redeemed	(48,125,304)	(48,971,288)
Net increase / (decrease) from fund share transactions	9,604,400	15,957,596
*TAX CHARACTER OF DISTRIBUTIONS PAID
Ordinary income	$3,158,255	$4,912,237
	$3,158,255	$4,912,237

The accompanying notes are an integral part of the financial statements.

44

Summit Mutual Funds, Inc. – Apex Series LARGE CAP GROWTH FUND

Fund Data

Managers:	James R. McGlynn
Inception Date:	December 28, 2006
Total Net Assets:	$328,000
Number Of Equity Holdings:	58
Median Cap Size:	$57,623 (in millions)
Average Price-to-earnings Ratio:	20.3x
Average Price-to-book Ratio:	4.00x
Dividend Yield:	1.32%

Top 10 Equity Holdings	Sector Allocations

(% of net assets)
Microsoft Corp.
General Electric Co.
Financial Select Sector SPDR Fund
Materials Select Sector SPDR Trust
iShares US Dow Jones Medical Device Index
Intel Corp.
Apple, Inc.
PepsiCo, Inc.
United Technologies Corp.
Cisco Systems, Inc.
4.2% 3.7% 3.2% 3.1% 3.1% 3.1% 2.7% 2.6% 2.6% 2.5%

45

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL HIGHLIGHTS	LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Computed on the basis of a share of capital stock outstanding throughout the period. Share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002.

	Class I
	Period from
	February 1, 2007(1)
	to March 31,
	(Unaudited)
	2007
Net asset value, beginning of period	$50.73
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.04	(2)
Net realized and unrealized gains / (losses)	(1.31)
Total from Investment Activities	(1.27)
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$49.46
Total return	-2.50%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net (3)	1.10	%(4)
Ratio of expenses to average net assets - gross	36.50	%(4)
Ratio of net investment income / (loss) to
average net assets	0.55	%(4)
Portfolio turnover rate(5)	35.77%
Net assets, end of period (000’s)	$71

	Class A
	Period from
	December 28, 2006(1)
	to March 31,
	(Unaudited)
	2007
Net asset value, beginning of period	$50.00
INVESTMENT ACTIVITIES:
Net investment income / (loss)	0.04	(2)
Net realized and unrealized gains / (losses)	(0.60)
Total from Investment Activities	(0.56)
DISTRIBUTIONS:
Net investment income	—
Net realized gains	—
Total Distributions	—
Net asset value, end of period	$49.44
Total return	-1.12%
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to average net assets - net(3)	1.35	%(4)
Ratio of expenses to average net assets - gross	36.75	%(4)
Ratio of net investment income / (loss) to
average net assets	0.30	%(4)
Portfolio turnover rate(5)	35.77%
Net assets, end of period (000’s)	$257

(1)	Commencement of operations.
(2)	Per share amounts are based on average shares outstanding.
(3)	Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(4)	Annualized.
(5)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of the financial statements.

46

Summit Mutual Funds, Inc. – Apex Series
LARGE CAP GROWTH FUND	SCHEDULE OF INVESTMENTS

MARCH 31, 2007 (Unaudited)
	SHARES	VALUE
COMMON STOCKS - 88.2%
Consumer Discretionary - 13.6%
Comcast Corp. (a)	275	$7,136
eBay, Inc. (a)	210	6,962
Gentex Corp.	200	3,250
International Game Technology	85	3,432
Lowe’s Companies, Inc.	215	6,770
Office Depot, Inc. (a)	155	5,447
Starbucks Corp. (a)	165	5,174
Target Corp.	110	6,519
		44,690
Consumer Staples - 9.7%
Anheuser-Busch Companies, Inc.	120	6,055
PepsiCo, Inc.	135	8,580
Procter & Gamble Co.	110	6,948
Wal-Mart Stores, Inc.	145	6,808
Whole Foods Market, Inc.	75	3,364
		31,755
Energy - 5.1%
Chevron Corp.	50	3,698
Devon Energy Corp.	50	3,461
Exxon Mobil Corp.	45	3,395
Marathon Oil Corp.	15	1,483
Schlumberger Ltd.	70	4,837
		16,874
Financials - 5.6%
American Express Co.	145	8,178
American International Group, Inc.	50	3,361
Citigroup, Inc.	135	6,931
		18,470
Health Care - 16.2%
Abbott Laboratories	125	6,975
Baxter International, Inc.	65	3,424
Eli Lilly & Co.	130	6,982
Genentech, Inc. (a)	85	6,980
Johnson & Johnson	50	3,013
Medtronic, Inc.	70	3,434
Novartis AG - ADR	90	4,917
Schering Plough Corporation	285	7,271
UnitedHealth Group, Inc.	125	6,621
Varian Medical Systems, Inc. (a)	70	3,338
		52,955

	SHARES	VALUE
Industrials - 13.8%
3M Co.	30	$2,293
Burlington Northern Santa Fe Corp.	45	3,619
FedEx Corp.	60	6,446
General Electric Co.	340	12,022
Illinois Tool Works, Inc.	100	5,160
Ingersoll-Rand Co.	80	3,470
Raytheon Co.	70	3,672
United Technologies Corp.	130	8,450
		45,132
Information Technology - 22.1%
Apple, Inc. (a)	95	8,827
Autodesk, Inc. (a)	95	3,572
Cisco Systems, Inc. (a)	325	8,297
Dell, Inc. (a)	300	6,963
Electronic Arts, Inc. (a)	100	5,036
Google, Inc. - Class A (a)	5	2,291
Intel Corp.	525	10,043
International Business Machines Corp.	35	3,299
Microsoft Corp.	490	13,656
Qualcomm, Inc.	110	4,693
Western Union Co.	260	5,707
		72,384
Utilities - 2.1%
Atmos Energy Corp.	75	2,346
Exelon Corp.	30	2,061
FPL Group, Inc.	40	2,447
		6,854
TOTAL COMMON STOCKS
(Cost $290,011)		289,114
INVESTMENT COMPANIES - 13.0%
Consumer Discretionary Select Sector SPDR Fund	135	5,134
Financial Select Sector SPDR Fund	295	10,511
Materials Select Sector SPDR Trust	270	10,244
Technology Select Sector SPDR Fund	290	6,762
iShares US Dow Jones Medical Device Index	195	10,195
TOTAL INVESTMENT COMPANIES
(Cost $42,489)		42,846
SHORT TERM INVESTMENTS - 1.0%
Money Market Fund - 1.0%
Northern Institutional Diversified Assets Portfolio	3,253	3,253
TOTAL SHORT TERM INVESTMENTS
(Cost $3,253)		3,253
Total Investments (Cost $335,753) (b) - 102.2%		335,213
Liabilities in Excess of Other Assets - (2.2)%		(7,344)
TOTAL NET ASSETS - 100.0%		$327,869

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)
For federal income tax purposes, cost is $335,753 and gross unrealized appreciation and depreciation of securities as of March 31, 2007 was $7,747, and ($8,287), respectively, with a net appreciation / (depreciation) of $(540).

The accompanying notes are an integral part of the financial statements.

47

Summit Mutual Funds, Inc. – Apex Series
FINANCIAL STATEMENTS	LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited)

ASSETS
Investments in securities, at value	$335,213
Receivables:
Interest and dividends	294
Prepaid expenses and other	13,191
348,698
LIABILITIES
Payables:
Professional fees	9,850
Fund accounting fees	3,466
Advisory fees	1,888
Custodian fees	400
12b-1 fees	164
Directors’ fees	66
Administration fees	26
Other accrued expenses	4,969
20,829

NET ASSETS
Paid-in capital	330,003
Accumulated undistributed net
investment income / (loss)	217
Accumulated net realized gain / (loss)
on investments	(1,811)
Net unrealized appreciation / (depreciation)
on investments	(540)
$327,869
Investments at cost	$335,753
Shares authorized - Class I ($.10 par value)	20,000,000
Shares authorized - Class A ($.10 par value)	20,000,000

NET ASSET VALUE (NAV) BY SHARE CLASS
		Shares	NAV
Share Class	Net Assets	Outstanding	per share
Class I	$70,826	1,432	$49.46
Class A	$257,043	5,199	$49.44
Class A maximum offering price per share
(net asset value plus sales charge of 5.75% of offering price)			$52.46

STATEMENT OF OPERATIONS
Period from December 28, 2006(1) to
March 31, 2007 (Unaudited)

INVESTMENT INCOME
Dividends	$1,159
Foreign dividend taxes withheld	(11)
1,148
EXPENSES
Professional fees	10,058
Transfer agent fees	6,349
Fund accounting fees	4,659
Registration fees	2,770
Advisory fees	523
Custodian fees	400
12b-1 fees - Class A	165
Directors’ fees	74
Administration fees	70
Shareholder reporting fees	39
Other expenses	502
25,609
Reimbursements and waivers	(24,678)
931
NET INVESTMENT INCOME / (LOSS)	217
REALIZED AND UNREALIZED GAIN / (LOSS)
Net realized gain / (loss) on investments
Net change in unrealized appreciation /	(1,811)
(depreciation) on investments	(540)

NET REALIZED AND UNREALIZED
GAIN / (LOSS)
NET INCREASE / (DECREASE) IN	(2,351)
NET ASSETS FROM OPERATIONS	$(2,134)

TRANSACTIONS WITH AFFILIATES:
Percent of Current
Net Asset Value
Advisory	Administration	Class I	Class A	Reimbursements
Fee	Fee	Expense Limit	Expense Limit	and Waivers
0.75%	0.10%	1.10%	1.35%	$24,678

(1)	Commencement of operations.
(2)
The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund to the extent necessary, to limit all expenses to
1.10% of the average daily net assets of the Large Cap Growth Fund -
Class I and 1.35% of the Large Cap Growth Fund - Class A until
December 31, 2007.

The accompanying notes are an integral part of the financial statements.

48

Summit Mutual Funds, Inc. – Apex Series
LARGE CAP GROWTH FUND	FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Period from
December 28, 2006(1)
to March 31,
(Unaudited)
2007
OPERATIONS
Net investment income / (loss)	$217
Net realized gain / (loss) on investments	(1,811)
Net change in unrealized appreciation / (depreciation)
on investments	(540)
(2,134)
DISTRIBUTIONS TO SHAREHOLDERS
Class I (2)
Net investment income	—
Net realized gain on investments	—
Class A
Net investment income	—
Net realized gain on investments	—
—
FUND SHARE TRANSACTIONS
Class I (2)
Proceeds from shares sold	70,765
Reinvestment of distributions	—
Payments for shares redeemed	—
70,765
Class A
Proceeds from shares sold	285,000
Reinvestment of distributions	—
Payments for shares redeemed	(25,762)
259,238
NET INCREASE / (DECREASE) IN NET ASSETS	327,869
NET ASSETS
Beginning of period	—
End of period	$327,869
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$217

FUND SHARE TRANSACTIONS
Class I (2)
Sold	1,432
Reinvestment of distributions	—
Redeemed	—
Net increase / (decrease) from fund share transactions	1,432
FUND SHARE TRANSACTIONS
Class A
Sold	5,720
Reinvestment of distributions	—
Redeemed	(521)
Net increase / (decrease) from fund share transactions	5,199
TOTAL COST OF PURCHASES OF:
Common Stocks	$431,610
$431,610
TOTAL PROCEEDS FROM SALES OF:
Common Stocks	$97,300
$97,300

(1)	Commencement of Operations
(2)	Class I shares have been offered since February 1, 2007.

The accompanying notes are an integral part of the financial statements.

49

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

March 31, 2007 (Unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. (“Summit Mutual Funds”) is registered, with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The Apex Series’ shares are offered in seven Funds: Nasdaq-100 Index Fund, Everest Fund, Large Cap Growth Fund, Bond Fund, Short-term Government Fund, High Yield Bond Fund, and Money Market Fund (each individually a “Fund”, collectively the “Funds”). The Nasdaq-100 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks as represented by the Nasdaq-100 Index. The Everest Fund primarily seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Large Cap Growth Fund seeks primarily long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The High Yield Bond Fund seeks high current income and capital appreciation, secondarily, by investing primarily in high yield, high risk bonds, with intermediate maturities. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Class I shares of the Fund are offered without a sales charge to institutional and retail investors. Each Fund, except the Nasdaq-100 Index and Money Market Funds, also offers Class A shares, which are subject to an initial sales charge and a Distribution and Shareholder Service Plan Fee (See Note 3). The Funds are also offered to insurance company exempt separate accounts, including The Union Central Life Insurance Company (parent company of Summit Investment Partners Inc., the Adviser).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ Global Market or NASDAQ Global Select Market, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Examples of valuation bases and factors used to determine securities’ fair value include: a multiple of earnings, a discounted value from freely-traded similar securities, relative yield to maturity calculations, market values for similar securities, utilization of the fair value information service of FT Interactive Data, or a combination of these or other methods.
Additionally, general market risk, and credit, yield and other risks particular to a given issue, and other factors are considered. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities transactions and investment income – Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities as well as inflation adjustments to the face amount of inflation-indexed securities are presented as interest income.

50

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal taxes – Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable. Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Accordingly, no provision for federal or state income taxes has been recorded.

Distributions – Distributions from net investment income, if any, in all fixed income Funds, except the Money Market Fund, are generally declared and paid quarterly. Distributions from net investment income, if any, of the Money Market Fund are declared daily and paid monthly. Equity Funds generally declare and pay dividends annually. Net realized capital gains, if any, are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. The book/tax differences are primarily related to the tax deferral of losses on wash sales, Section 1256 Mark-to-Market, paydowns on mortgage backed securities, post-October capital losses, and partnership adjustments. Distributions that exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Expenses – Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

Foreign currency – Summit Mutual Funds’ accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the New York Currency Market. Summit Mutual Funds does not isolate the portion of operational results relating to changes in foreign exchange rates on investments from the underlying market price fluctuations. All such results are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

51

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures contracts – Certain Funds may for hedging purposes enter into futures contracts including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which they may invest directly and indexes comprised of such securities. Funds may also purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The Nasdaq-100 Index and Short-term Government Funds may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit, or designate and maintain as collateral, such initial margin as is required by the exchange on which the contract is traded. Under terms of such contracts, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

Fund securities lending – The Funds (except the Money Market Funds) lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Income from securities lending is included in “Other Income” on the Statement of Operations. Collateral is maintained at not less than 100% of the current market value of loaned securities. Although the risk of lending is mitigated by the collateral, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Funds may accept noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks.

NOTE 2 – TRANSACTIONS WITH AFFILIATES

Investment advisory fees – Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the “Adviser”), under terms of an Investment Advisory Agreement (the “Agreement”). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis.

Approval of Advisory Contract – At its November 14, 2006 meeting, the Board of Directors reviewed in detail written materials related to the proposed continuation of the Funds’ investment advisory contracts and the investment sub-advisory contract applicable to the Money Market Fund for a one-year period. Following their review and consideration, the Directors determined that the investment advisory contracts and the sub-advisory contract will enable shareholders of each Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of its shareholders. The Board of Directors, including the Independent Directors, unanimously approved the renewal of each investment advisory contract and the sub-advisory contract. In reaching their decision, the Directors requested and obtained from the Adviser and the investment sub-adviser such information as they deemed reasonably necessary to evaluate the proposed continuation of the contracts. The Directors also carefully considered the information that they had received throughout the year from the Adviser and the investment sub-adviser as part of their regular oversight of the Funds, as well as: comparative fee, expense and performance information prepared using data from Lipper Inc. (“Lipper”), independent providers of mutual fund performance, fee and expense information; and profitability data. In considering the proposed continuation of the investment advisory contracts and the investment sub-advisory contract, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by legal counsel to the Funds and the Independent Directors and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

• The nature, extent and quality of the advisory services provided. The Board concluded that the Adviser (and sub-adviser, with respect to the Money Market Fund) provides high quality services to each Fund, as indicated by the nature and quality of services provided in the past, each Fund’s competitive investment performance, the high level of correlation of the index Funds to their benchmarks, the compliance track record of the Funds, the integrity, capability and professional experience of the Adviser’s personnel, and the Adviser’s (and sub-adviser’s) financial resources. The Board concluded that the Adviser and the sub-adviser provides all facilities and services reasonably necessary to analyze, execute and maintain investments that are consistent with the Funds’ objectives, restrictions and limitations. The Board also determined that the Adviser (and sub-adviser) proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

52

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 2 – TRANSACTIONS WITH AFFILIATES (continued)

• The investment performance of the Funds. With respect to each Fund, the Board determined that the Adviser (and subadviser, if relevant) has achieved competitive or superior investment performance relative to its benchmark index and comparable portfolios (as determined using Lipper data) over most measurement periods. In this regard, the Board determined that the index Funds achieved the correlation expressed in the Funds’ prospectus. On the basis of the Directors’ assessment of the nature, extent and quality of services to be provided, the Directors concluded that the Adviser and sub-adviser are capable of generating a level of investment performance that is appropriate in light of the Funds’ investment objectives and strategies, and competitive with many other investment companies.

• The cost of advisory services provided and the level of profitability. The Board examined the investment advisory fees charged to each Fund, and noted that the Adviser charges 0.10% for administrative services. The Directors also reviewed the Adviser’s pre-tax operating income, gross revenues, margin (before and after dividends) for 2005 and the first three quarters of 2006, as well as other financial information relevant to an assessment of the Funds’ financial relationship with the Adviser and sub-adviser. On the basis of this information, the Board concluded that, with respect to each Fund, the level of investment advisory fees (and sub-advisory fees, if relevant) and fund administration fees is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between each Fund and the Adviser and its affiliates. Further, on the basis of comparative information supplied by Lipper, the Board determined that the advisory fees and overall expense ratio of each Fund were favorable to or consistent with industry averages.

• Whether the advisory fees reflect economies of scale. The Board determined that the Funds have yet to achieve meaningful economies of scale, which, therefore, cannot be reflected in the advisory fees. The Board concluded that the advisory fees reflect the current economic environment for the Adviser and the competitive nature of the mutual fund market. The Directors also noted that Fund expenses are managed by the use of fee caps and waivers, as certain of the Funds are small and have not reached the size necessary to provide the Adviser its full fee.

• The extent to which economies of scale will be realized as the Funds grow. While the advisory fees do not reduce should Fund assets grow meaningfully, the Board determined that the advisory fees payable under the advisory arrangements already reflect potential future economies of scale to some extent by virtue of their competitive levels and the Adviser’s profitability at current or foreseeable asset levels. The Board also concluded that it would have the opportunity to periodically re-examine whether a Fund had achieved economies of scale, and the appropriateness of advisory fees payable to the Adviser and the subadviser, in the future.

• Benefits (such as soft dollars) to the Adviser or the Sub-Adviser from their relationships with the Funds (and any corresponding benefits to the Funds). The Board determined that other benefits derived by the Adviser and the sub-adviser from its relationship with the Funds are reasonable and fair, and are consistent with industry practice and the best interest of the Funds and their shareholders. In this regard, the Directors noted that fixed income and index trading provide limited opportunities for soft dollars. In addition, the Directors determined that the fund administration fees paid by the Funds to the Adviser are reasonable, fair and in the best interests of shareholders in light of the nature and quality of the services provided, the associated costs of providing the services, the impact of the fees on the Funds’ overall operating expenses, and the necessity of the services for the Funds’ operations.

53

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 2 – TRANSACTIONS WITH AFFILIATES (continued)

• Other Considerations: In approving the continuation of the investment advisory arrangements, the Board also considered the high quality of existing portfolio management personnel, who will continue to manage the Funds, and the Adviser’s overall portfolio management capabilities. The Board determined that the Adviser has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also concluded that the Adviser has made a significant entrepreneurial commitment to the management and success of the Funds, including expense limitation undertakings, which could entail a substantial financial and professional commitment to the successful operation of the Funds.

Administration fees – The Funds have entered into an Administrative Services Agreement with the Adviser in which the Adviser, at its expense, maintains certain of the Funds’ books and records and furnishes such office space, facilities, equipment, and clerical help as the Funds may reasonably require in the conduct of business. In addition, the Adviser pays for the services of all executive, administrative, clerical, and other personnel, including officers of the Funds, who are employees of The Union Central Life Insurance Company or its affiliates. Expenses not expressly assumed by the Adviser under the Agreement will be paid by the Funds. A separate administrative service fee of 0.10% of average daily net assets on an annual basis will be imposed for these services.

Directors’ fees – Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director’s deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

Other – The Adviser is a wholly-owned subsidiary of The Union Central Life Insurance Company (“Union Central”). On January 1, 2006, Union Central converted from an Ohio mutual life insurance company to an Ohio stock life insurance company subsidiary of a new Ohio mutual insurance holding company. The newly formed Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company, and Union Central became an indirect subsidiary of UNIFI Mutual Holding Company. Subject to the direction and authority of Summit Mutual Funds’ board of directors, the Adviser manages the investment and reinvestment of the assets of each Fund and provides administrative services and manages Summit Mutual Funds’ business affairs.

NOTE 3 – MULTIPLE CLASSES OF SHARES

Effective February 28, 2007, the Nasdaq-100 Index Fund converted its Class A shares into Class I shares. Nasdaq-100 Index Fund Class A shares no longer exist. The Everest, Large Cap Growth, Bond, Short-term Government, and High Yield Bond Funds offer Class A and Class I shares. The Class A shares are subject to a Distribution and Shareholder Service Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that each class in the Plan shall pay to the Series’ Distributor, Quasar Distributors, LLC, a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Class A shares. The fee shall be in an amount not to exceed on an annual basis 0.25% of the average daily net asset value attributable to Class A shares. Because the fee is paid out of the assets of the Class A shares on an ongoing basis, over time the fee will increase the cost and reduce the return of an investment. In addition, Class A shares have a front-end sales load.

The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects, except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required. Income, non-class specific expenses, and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

54

Summit Mutual Funds, Inc. – Apex Series NOTES TO FINANCIAL STATEMENTS

NOTE 4 – FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net-Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

55

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Summit Mutual Funds, Inc. – Apex Series MANAGEMENT OF THE FUND

Directors and Officers
Independent Directors
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Theodore H. Emmerich	Director	Indefinite Term	Consultant	21	American
(80)	and Chairman	Director			Financial Group
since 1987
Yvonne L. Gray	Director	Indefinite Term	Executive Vice President/ CCO, United	21
(56)		Director	Way of Greater Cincinnati (Social Services
		since 1999	Provider); prior thereto, Vice President /
Trust Operations Officer, Fifth Third Bank;
former Audit Manager, Price Waterhouse
(Accounting Firm)
Michael K. Keating	Director	Indefinite Term	Managing Director, Keating Vollmer & Co.	21
(51)		Director	LLC (Private Equity Investment Firm)
since 2005
David C. Phillips	Director	Indefinite Term	Co-Founder, Cincinnati Works Inc. (Job	21	Meridian
(69)		Director	Placement); prior thereto, Chief Executive		Bioscience, Inc.;
		since 2001	Officer, Downtown Cincinnati Inc.		Cintas, Inc.
(Economic Revitalization of Cincinnati)
Mary W. Sullivan	Director	Indefinite Term	Attorney, Peck, Shaffer & Williams LLP	21	Franklin Savings and
(50)		Director	(Law Firm)		Loan Co.; First
		since 2001			Franklin Corporation

Interested Director and Officers
Number of
		Term of		Portfolios in	Other
	Position(s)	Office and		Fund Complex	Directorships
	with the	Length of	Principal Occupation(s)	Overseen by	Held by
Name, Age and Address(1)	Fund	Time Served	During Past Five Years	Director	Director
Steven R. Sutermeister*	Director,	Indefinite Term	Senior Vice President, Union Central;	21	Summit Investment
(53)	President and	Director	President and Chief Executive Officer,		Partners, Inc.; Union
	Chief Executive	since 1999	Adviser.		Central Mortgage
	Officer				Funding, Inc.
John F. Labmeier	Vice President	Indefinite Term	Vice President, Associate General Counsel	NA	NA
1876 Waycross Rd	and Secretary	Officer	and Assistant Secretary, Union Central;
Cincinnati, OH 45240		since 1990	Vice President and Secretary, Carillon
(58)			Investments, Inc.; Secretary, Adviser
Thomas G. Knipper	Vice President,	Indefinite Term	Chief Compliance Officer	NA	NA
(49)	Controller and	Officer	and Treasurer, Adviser
	Chief Compliance	since 1995
Officer
Gerald Q. Herbert	Treasurer	Indefinite Term	Director of Finance and Accounting,	NA	NA
(40)		Officer	Adviser; prior thereto, Controller, General
		since 2005	Factory Supplies Co.
John M. Lucas	Assistant	Indefinite Term	Second Vice President, Counsel and	NA	NA
1876 Waycross Rd.	Secretary	Officer	Assistant Secretary, Union Central
Cincinnati, OH 45240		since 1990
(56)

(1)	Except as otherwise indicated, the business address of each listed person is 312 Walnut St., Ste. 2500, Cincinnati, OH 45202
*	Mr. Sutermeister may be considered to be an “interested person” of the Fund (within the meaning of the Investment Company Act of 1940) because of his affiliation with the Adviser.
Note – The Statement of Additional Information includes additional information about Fund directors and is available without charge, upon request, by calling 1-877-546-FUND.

The Summit Pinnacle Series are distributed to insurance company separate accounts and are available in variable annuity and variable universal life insurance products. Summit Pinnacle Series is distributed by Ameritas Investment Corp. Lincoln, Nebraska, Member SIPC. The Pinnacle Series consist of the following Portfolios:

Equity Index Funds
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Russell 2000 Small Cap Index Portfolio
Nasdaq-100 Index Portfolio
EAFE International Index Portfolio

Fixed Income & Balanced Index Funds
Balanced Index Portfolio
Lehman Aggregate Bond Index Portfolio
Inflation Protected Plus Portfolio

Managed Funds
Zenith Portfolio
Bond Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

The Summit Apex Series are a family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including risks, charges and expenses, call 888-259-7565 for a prospectus. Please read the prospectus carefully before you invest or send money. Summit Apex Series are distributed by Quasar Distributors, LLC. Milwaukee, Wisconsin. The Apex Series consist of the following Funds:

Equity Index Funds
Nasdaq-100 Index Fund

Managed Funds
Everest Fund
Bond Fund
Short-term Government Fund
High Yield Bond Fund
Large Cap Growth Fund

Money Market Funds
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SUMMIT MUTUAL FUNDS

SMFI APEX 5/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b)
There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not Applicable to semi-annual reports

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Summit Mutual Funds, Inc.

By (Signature and Title)* /s/ Steven R. Sutermeister
                                                     Steven R. Sutermeister
                                                     President and Chief Executive Officer

Date   May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven R. Sutermeister
                                                     Steven R. Sutermeister
                                                     President and Chief Executive Officer

Date   May 30, 2007

By (Signature and Title)* /s/ Thomas G. Knipper
                                                     Thomas G. Knipper
                                                      Vice President, Controller, and Chief Compliance Officer

Date   May 30, 2007

* Print the name and title of each signing officer under his or her signature.